   As filed with the Securities and Exchange Commission on April 29, 1997.


                                                       Registration No. 33-32199
                                                                        811-5961
================================================================================




                       Securities and Exchange Commission
                            Washington, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            Registration Statement Under the Securities Act of 1933
                         Pre-Effective Amendment No.

                       Post-Effective Amendment No. 11

                                     and/or
        Registration Statement Under The Investment Company Act Of 1940

                               Amendment No. 12


--------------------------------------------------------------------------------

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                             500 Mamaroneck Avenue
                            Harrison, New York 10528
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number:  (914) 835-8400

                                Paul R. McCadam
                             500 Mamaroneck Avenue
                           Harrison, New York, 10528
                    (Name and Address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire

                     Sutherland, Asbill, & Brennan, L.L.P.

                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404



  It is proposed that this filing will become effective:
                      immediately upon filing pursuant to paragraph (b)
                 ----
                  x   on  May 1, 1997 pursuant to paragraph (b)
                 ----



                 ---- 60 days after filing pursuant to paragraph (a)(i)
                 ---- on                   pursuant to paragraph (a)(i)
                        -------------------


                 ---- 75 days after filing pursuant to paragraph (a)(ii)
                 ---- on             pursuant to paragraph (a)(ii) of Rule 485
                        -------------

     If appropriate check the following box:

                 ---- this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment.


Pursuant to Rule 24f-2(a)(1) under the Investment company Act of 1940, the Registrant has registered an indefinite number of shares. The Registrant will file a Rule 24f-2 Notice before June 30, 1997 for its most recent fiscal year ended December 31, 1996.

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)

                  Showing Location In Part A (Prospectus) And
          Part B (Statement of Additional Information) of Registration
                 Statement of Information Required By Form N-4




                                     PART A


ITEM OF FORM N-4                          PROSPECTUS CAPTION
----------------                          ------------------
1. Cover Page                             Cover Page
2. Definitions                            DEFINITIONS
3. Synopsis                               SUMMARY
4. Condensed Financial Information        CONDENSED FINANCIAL INFORMATION
5. General Description of Registrant,
   Depositor and Portfolio Companies
   a. Depositor                           THE COMPANY
   b. Registrant                          The Variable Account
   c. Portfolio Company                   The Fund
   d. Fund Prospectus                     The Fund
   e. Voting Rights                       VOTING RIGHTS
   f. Administrators                      N/A
6. Deductions and Expenses                Charges Against the Policy, Variable Account, & Fund
   a. General                             Charges Against the Policy, Variable Account, & Fund
   b. Sales Load %                        Charges Against the Policy, Variable Account, & Fund -
                                          Surrender Charge
   c. Special Purchase Plan               N/A
   d. Commissions                         DISTRIBUTION OF POLICIES
   e. Expenses - Registrant               Charges Against the Policy, Variable Account, & Fund
   f. Fund Expenses                       Charges Against the Policy, Variable Account, & Fund -
                                          Other Charges Including Investment Management Fees
   g. Organizational Expenses             N/A
7. General Description of Variable
   Annuity Contracts
   a. Persons With Rights                 DEFINITIONS - Owner, Joint Owner;  Payment of
                                          Proceeds; Payment Options; Partial Withdrawals; Other
                                          Policy Provisions; VOTING RIGHTS
   b. (i) Allocation of Premium Payments  Premiums
      (ii) Transfers                      Transfers; Payment of Benefits, Partial Withdrawals,
                                          Cash Surrenders, & Transfers - Postponement
      (iii) Exchanges                     N/A
   c. Changes                             Reserved Rights

   d. Inquiries                           SUMMARY - Questions
8. Annuity Period                         Payment Options
9. Death Benefit                          Payment of Proceeds; Payment of Benefits, Partial
                                          Withdrawals, Cash Surrenders, & Transfers -
                                          Postponement; Payment Options
10. Purchases and Contract Value
    a. Purchases                          Premiums
    b. Valuation                          Variable Account Value
    c. Daily Calculation                  Variable Account Value
    d. Underwriter                        DISTRIBUTION OF POLICIES
11. Redemptions
    a. - By Owners                        Payment of Proceeds - Proceeds on Surrender;  Partial
                                          Withdrawals; Payment of Benefits, Partial
                                          Withdrawals, Cash Surrenders, & Transfers -
                                          Postponement
       - By Annuitant                     Payment of Proceeds - Proceeds on Death of Last
                                          Surviving Annuitant Before Annuity Date or Maturity
                                          Date; Payment Options
    b. Texas ORP                          N/A
    c. Check Delay                        Payment of Benefits, Partial Withdrawals, Cash
                                          Surrenders, & Transfers - Postponement
    d. Lapse                              Premiums - Termination
    e. Free Look                          Ten Day Right to Examine the Policy
12. Taxes                                 Charges Against the Policy, Variable Account, & Fund
                                          - Taxes;  FEDERAL TAX STATUS
13. Legal Proceedings                     LEGAL PROCEEDINGS
14. Table of Contents of the Statement
    of Additional Information             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                     PART B

ITEM OF FORM N-4                         STATEMENT OF ADDITIONAL INFORMATION CAPTION
----------------                         -------------------------------------------

15. Cover Page                           Cover Page
16. Table of Contents                    STATEMENT OF ADDITIONAL INFORMATION TABLE
                                         OF CONTENTS
17. General Information and History      See Prospectus - THE COMPANY;  THE
                                         VARIABLE ACCOUNT AND THE FUND
18. Services
    a. Fees and Expenses of Registrant   N/A
    b. Management Contract               N/A
    c. Custodian                         SAFEKEEPING OF ACCOUNT ASSETS

    d. Independent Public Accountant     EXPERTS
    e. Assets of Registrant              SAFEKEEPING OF ACCOUNT ASSETS
    f. Affiliated Persons                N/A
    g. Principal Underwriter             See Prospectus - DISTRIBUTION OF POLICIES
19. Purchase of Securities Being
    Offered                              See Prospectus - DISTRIBUTION OF POLICIES
20. Underwriter                          See Prospectus - DISTRIBUTION OF POLICIES
21. Calculation of Performance Data      CALCULATION OF YIELDS AND TOTAL RETURNS
22. Annuity Payments                     See Prospectus - Payment Options
23. Financial Statements                 FINANCIAL STATEMENTS

                                     PART A



                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK

         HOME OFFICE: 500 MAMARONECK AVENUE, HARRISON, NEW YORK 10528
                                 (914) 835-8400


--------------------------------------------------------------------------------
                                   PROSPECTUS
                           VARIABLE ANNUITY ACCOUNT 1

                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


--------------------------------------------------------------------------------


This Prospectus describes the single premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of New York ("we," "our," or "us"), a stock life insurance company domiciled in New York which is a wholly-owned subsidiary of The Canada Life Assurance Company. The policy is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment. The owner ("you") may allocate net premiums when paid and policy value among the twenty-two sub-accounts of the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") and the Fixed Account or both. The Fixed Account guarantees a minimum fixed rate of interest for specified periods of time, currently one year, three years, five years, seven years and ten years (each a "Guarantee Period"). The Fixed Account is part of our general account and may not be available in all states.

Assets of each sub-account are invested in a corresponding portfolio of Canada Life of America Series Fund, Inc. ("CLASF"); Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II"); Seligman Portfolios, Inc. ("Seligman"); Dreyfus Variable Investment Fund ("Dreyfus"); The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible"); The Alger American Fund ("Alger American"); The Montgomery Funds III ("Montgomery"); or Berger Institutional Products Trust ("Berger Trust"). The policy value prior to the annuity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio of the Funds in which your elected sub-accounts are invested. You bear the entire investment risk on amounts allocated to the Variable Account. Except in the case of the one year Guarantee Period, policy value and other values provided by this policy, when based on the Fixed Account, are subject to a Market Value Adjustment, the operation of which may result in downward adjustments of amounts withdrawn, surrendered, or transferred, but net premiums and policy value allocated to the Fixed Account are guaranteed to earn interest at an annual rate of at least three percent.




This Prospectus sets forth basic information about the policy, the Variable Account, and the Fixed Account that a prospective investor ought to know before investing. Additional information about the policy and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included in this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.

 PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.  THIS
      PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 THE POLICIES AND SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER

    AGENCY.  THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE
         NOT BANK GUARANTEED.  THEY ARE SUBJECT TO MARKET FLUCTUATION,
           REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.



*Policies issued prior to January 26, 1996 were issued as flexible premium variable deferred annuity policies. Additional premium payments may be made under such policies.



                  The date of this Prospectus is May 1, 1997.

                              TABLE OF CONTENTS


                                                                            PAGE
DEFINITIONS .............................................................    6
SUMMARY .................................................................    9
TABLE OF EXPENSES .......................................................   15
CONDENSED FINANCIAL INFORMATION .........................................   19
THE COMPANY .............................................................   22
THE VARIABLE ACCOUNT AND THE FUNDS ......................................   22
    The Variable Account ................................................   22
    The Funds ...........................................................   23
        Money Market ....................................................   23
        Managed .........................................................   24
        Bond ............................................................   24
        Value Equity ....................................................   24
        International Equity ............................................   24
        Capital .........................................................   24
        Fidelity VIP Growth .............................................   24
        Fidelity VIP High Income ........................................   25
        Fidelity VIP Overseas ...........................................   25
        Fidelity  VIP II Asset Manager ..................................   25
        Fidelity VIP II Index 500 .......................................   25
        Seligman Communications and Information .........................   25
        Seligman Frontier ...............................................   26
        Dreyfus Growth and Income .......................................   26
        Dreyfus Socially Responsible ....................................   26
        Alger American Small Capitalization .............................   27
        Alger American Growth ...........................................   27
        Alger American MidCap Growth ....................................   27
        Alger American Leveraged AllCap .................................   27
        Montgomery Variable Series Emerging Markets .....................   27
        Montgomery Variable Series Growth Fund ..........................   28
        Berger Institutional Products Trust .............................   28
    Reserved Rights .....................................................   28
    Change In Investment Policy .........................................   28
    The Fixed Account ...................................................   29
        Guarantee Amount ................................................   29
        Guarantee Periods ...............................................   29
        Market Value Adjustment .........................................   30
DESCRIPTION OF ANNUITY POLICY ...........................................   31
    Ten Day Right To Examine Policy .....................................   31
    Premiums ............................................................   32
        Initial Premium .................................................   32
        Additional Premiums .............................................   32
        Wire Transmittal Privilege ......................................   32
        Electronic Data Transmission
          of Application Information.....................................   33
        Net Premium Allocation ..........................................   33
        Termination .....................................................   33
    Variable Account Value ..............................................   34
        Units ...........................................................   34
        Unit Value ......................................................   34
        Net Investment Factor ...........................................   34
    Transfers ...........................................................   35
        Transfer Privilege ..............................................   35
        Telephone Transfer Privilege ....................................   35
        Dollar Cost Averaging Privilege .................................   35

        Restrictions on Transfers from Fixed Account ....................   36
        Transfer Processing Fee .........................................   36
    Payment of Proceeds .................................................   36
        Proceeds ........................................................   36
        Proceeds on Annuity Date or Maturity Date .......................   37
        Proceeds on Surrender ...........................................   37
        Proceeds on Death of Last Surviving Annuitant Before
          Annuity Date or Maturity Date (The Death Benefit)..............   37
        Proceeds on Death of Any Owner Before
          or After Annuity Date or Maturity Date ........................   39
    Partial Withdrawals .................................................   39
        Systematic Withdrawal Privilege .................................   40
    Portfolio Rebalancing ...............................................   41
    Loans ...............................................................   41
   Payment of Benefits, Partial Withdrawals,
        Cash Surrenders and Transfers - Postponement ....................   42
   Charges Against the Policy, Variable
        Account, and Funds ..............................................   43
          Surrender Charge ..............................................   43
          Policy Administration Charge ..................................   44
          Daily Administration Fee ......................................   44
          Transfer Processing Fee .......................................   44
          Annualized Mortality and Expense Risk Charge ..................   44
          Reduction or Elimination of Surrender Charges .................   45
          Reduction or Elimination of Policy Administration Charge ......   45
          Taxes .........................................................   46
          Other Charges Including Investment  Advisory Fees .............   46
   Payment Options.......................................................   46

          Election of Options ...........................................     46
          Description of Payment Options ................................     47
          Payment Dates .................................................     47
          Age and Survival of Payee .....................................     47
          Death of Payee ................................................     47
          Betterment of Income ..........................................     47
        Other Policy Provisions .........................................     47
          Owner or Joint Owner ..........................................     47
          Beneficiary ...................................................     48
          Written Notice ................................................     48
          Periodic Reports ..............................................     48
          Assignment ....................................................     48
          Modification ..................................................     49
YIELDS AND TOTAL RETURNS ................................................     49
TAX DEFERRAL ............................................................     50
FEDERAL TAX STATUS ......................................................     51
        Introduction ....................................................     51
        The Company's Tax Status ........................................     51
        Tax Status of the Policy ........................................     52
          Diversification Requirements ..................................     52
          Required Distributions ........................................     52
        Taxation of Annuities ...........................................     53
          In General ....................................................     53
          Withdrawals/Distributions .....................................     53
          Annuity Payments ..............................................     54
          Taxation of Death Benefit Proceeds ............................     54
          Penalty Tax on Certain Withdrawals ............................     54
        Transfers, Assignments, or Exchanges of a Policy ................     54
        Withholding .....................................................     55
        Multiple Policies ...............................................     55
        Possible Tax Changes ............................................     55
        Taxation of Qualified Plans .....................................     55
           Individual Retirement Annuities and
              Simplified Employee Pensions (SEP/IRAs) ...................     56
           Minimum Distribution Requirements ("MDR") for IRA's ..........     56
           Corporate and Self-Employed (H.R.10 and
              Keogh) Pension and Profit-Sharing Plans ...................     57
           Deferred Compensation Plans ..................................     57
              Tax-Sheltered Annuity Plans ...............................     57
           Other Tax Consequences .......................................     57
DISTRIBUTION OF POLICIES ................................................     58
LEGAL PROCEEDINGS .......................................................     58
VOTING RIGHTS ...........................................................     58
FINANCIAL STATEMENTS ....................................................     59
STATEMENT OF ADDITIONAL INFORMATION - TABLE
     OF CONTENTS ........................................................     60

                                  DEFINITIONS



ANNUITANT: Any natural person whose life is used to determine the duration of
any payments made under a payment option involving life contingencies.   The
term annuitant also includes any co-annuitant, a term used to refer to more than one annuitant.



ANNUITY DATE: The date when the policy value will be applied under an annuity payment option.



BENEFICIARY: The person to whom we will pay the proceeds payable on your death or the death of the last surviving annuitant.



CASH SURRENDER VALUE: The policy value less: 1) any applicable surrender charge; 2) the policy administration charge; and 3) any applicable market value adjustment.

CO-ANNUITANT: A term used solely for the purpose of referring to more than one annuitant. There is no other distinction between the terms annuitant and co-annuitant. A co-annuitant: 1) is allowed but not required under a non-qualified policy and 2) is not allowed under a qualified policy and any designation of a co-annuitant under a qualified policy will be of no effect.


COMPANY: Canada Life Insurance Company of New York.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.


EFFECTIVE DATE: The date we accept your application and apply your initial premium.



FIXED ACCOUNT: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.



FUNDS: The Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III; and the Berger Trust.

GUARANTEE AMOUNT: Before the Annuity Date, the amount equal to that part of any net premium allocated to or policy value transferred to the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable surrender charges, any applicable Market Value Adjustment and any applicable premium tax charge) or transfers (including any applicable Market Value Adjustments) therefrom.

GUARANTEE PERIOD: A specific number of years for which we agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.

GUARANTEED INTEREST RATE: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

HOME OFFICE: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

JOINT OWNER: A term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner and joint owner.


LAST SURVIVING ANNUITANT: The annuitant or co-annuitant that survives the other.

MARKET VALUE ADJUSTMENT: A positive or negative adjustment that may apply to any portion of a Guarantee Amount upon the surrender, withdrawal, or transfer of such portion of the Guarantee Amount before the expiration of the Guarantee Period applicable to that Guarantee Amount.

MATURITY DATE: The first day of the month after the last surviving annuitant's 85th birthday (90th birthday pending regulatory approval).

NET PREMIUMS: The premium paid less any premium tax deducted in the year the premium is paid.

NONQUALIFIED POLICY: A policy that is not a "qualified" policy under the Internal Revenue Code of 1986, as amended (the "Code"). See "FEDERAL TAX STATUS".


OWNER: The owner is entitled to exercise all rights and privileges provided the owner in the policy. The term owner also includes any joint owner.


PAC: Pre-authorized check, including electronic fund transfers.


POLICY: One of the single premium variable deferred annuity policies offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE, YEARS, MONTHS, and ANNIVERSARIES: Are measured from the policy date shown in the "Policy Details" of the policy.


QUALIFIED POLICY: A policy that is issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408 or 457 of the Code. See "FEDERAL TAX STATUS".



SUB-ACCOUNT(S): The Variable Account is divided into twenty-two sub-accounts. The assets of the sub-accounts are invested in the corresponding portfolios of the Funds.


UNIT: A unit is a measurement used in the determination of the policy's Variable Account value before the annuity date or maturity date.

VALUATION DAY: Each day the New York Stock Exchange is open for trading.



VALUATION PERIOD: The period beginning at the close of business on a valuation day and ending at the close of business on the next succeeding valuation day. The close of business is when the New York Stock Exchange closes (usually at 4:00 p.m. Eastern Time).



VARIABLE ACCOUNT: The Canada Life of New York Variable Annuity Account 1.


WE, OUR, and US: Canada Life Insurance Company of New York.


WRITTEN NOTICE: See the "Written Notice" provision in the "Other Policy Provisions" section of this Prospectus.



YOU or YOUR: The owner. See the definitions of "Owner" and "Joint Owner" above.

                                   SUMMARY



TEN DAY RIGHT TO EXAMINE POLICY



You have ten days after you receive the policy to decide if the policy meets your needs, and if the policy does not meet your needs to return the policy to our Home Office. We will promptly return the policy value. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.



PREMIUMS

FOR POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:


The minimum single premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). No further premiums are payable. Our prior approval is required before your total premium paid exceeds $1,000,000. You may allocate your net premium among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums".


FOR POLICIES ISSUED PRIOR TO JANUARY 26, 1996:


The minimum initial premium is $5,000 ($2,000 if the policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). However, the minimum initial premium is $100 ($50 if the policy is an Individual Retirement Annuity) if submitted with a pre-authorized check ("PAC") agreement. You may make additional premium payments during any annuitant's lifetime and before the annuity date or maturity date. The minimum additional premium is $1,000, or $100 per month if paid by PAC (or $50 per month if paid by PAC if the policy is an Individual Retirement Annuity). Our prior approval is required before your total premiums paid exceed $1,000,000. You may allocate your net premiums among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums".



THE VARIABLE ACCOUNT


The Variable Account is a separate investment account consisting of twenty two sub-accounts. The policy value before the annuity date or maturity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios of the Fund in which your elected sub-accounts are invested. See "The Variable Account" on.



THE FUNDS


The assets of each sub-account are invested in the corresponding portfolio of the Funds. The Funds currently offer twenty-two portfolios available for investment under the policy: Money Market; Managed; Bond; Value Equity (formerly known as Equity); International Equity; Capital; Fidelity VIP Growth; Fidelity VIP High Income; Fidelity VIP Overseas; Fidelity VIP II Asset Manager; Fidelity VIP II Index 500; Seligman Communications and Information; Seligman Frontier; Dreyfus Growth and Income; Dreyfus Socially Responsible; Alger

American Small Capitalization; Alger American Growth; Alger American MidCap Growth; Alger American Leveraged AllCap; Montgomery Variable Series Emerging Markets; Montgomery Variable Series Growth Fund; and Berger/BIAM IPT - International Fund. The Funds are diversified, open-end investment companies. See "The Funds".



THE FIXED ACCOUNT


The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. Under the Fixed Account you may allocate all or a portion of net premium payments and transfer policy value among several Guarantee Periods selected by you. We currently offer Guarantee Periods with durations of one, three, five, seven, and ten years. If the amount allocated or transferred remains in a Guarantee Period until the expiration date of a Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied on an annually compounded basis, by its Guaranteed Interest Rate. Except for the one year guarantee period, any surrender, withdrawal, or transfer made before the expiration of a Guarantee Period will be subject to a Market Value Adjustment that may increase or decrease the Guarantee Amount (or portion thereof) being surrendered, withdrawn or transferred. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be more or less than the Guarantee Amount at the time of the transaction. However, the Market Value Adjustment will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year. The Market Value Adjustment does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period (See "THE FIXED ACCOUNT - Market Value Adjustment").



TRANSFERS


You may transfer all or part of an amount in a sub-account or the Fixed Account to another sub-account(s) or the Fixed Account, subject to certain restrictions. See "Transfers".



DEATH BENEFIT


If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), we will pay the beneficiary a death benefit.


   THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR
    SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE
               JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

    If we receive such due proof during the first five years, the death benefit is the greater of:
         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

         2. the policy value on the date we receive due proof of last surviving annuitant's death.


    If we receive such due proof after the first five policy years, the death benefit is the greatest of:

         1.   item "1" above; or

         2.   item "2" above; or

         3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges;
              b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).



    If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above.

    However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.

    THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.


    If we receive such due proof during the first seven policy years, the death benefit is the greater of:
         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

         2. the policy value on the date we receive due proof of last surviving annuitant's death.


    If we receive such due proof after the first seven policy years, the death benefit is the greatest of:
         1.   item "1." above; or
         2.   item "2." above; or

         3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges;
              b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.



  THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.


  If we receive such due proof during the first five policy years, the death benefit is the greater of:
         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

         2. the policy value on the date we receive due proof of last surviving annuitant's death.



     If we receive such due proof after the first five policy years, the death benefit is the greatest of:


         1.   item "1" above; or
         2.   item "2" above; or

        3. the policy value at the end of the most recent 5 year policy period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 year policy period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 year policy periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).



No death benefit is payable if the policy is surrendered before the last surviving annuitant's death.



See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date".



PARTIAL WITHDRAWALS AND CASH SURRENDERS


You may withdraw part or all of the cash surrender value at any time before the earlier of the death of last surviving annuitant, the annuity date or maturity date, subject to certain limitations. See "The Fixed Account", "Partial Withdrawals" and "Proceeds on Surrender". Partial withdrawals and cash surrenders may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS".



POLICY CHARGES

  No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made. For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:


                                                                SURRENDER CHARGE



  1.   Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a
       policy year, PLUS ..............................................   None


  2. Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy
       year, PLUS......................................................   None


  3.   Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS 100% of those premiums NOT SUBJECT TO A
       SURRENDER CHARGE, available at any time.........................   None

  4. Premiums subject to a surrender charge:
         For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered: For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the
         5th year, no surrender charge will apply to such payment).....   6%

         For policies issued after April 30, 1995 or such later date as applicable regulatory approvals are obtained:


                    Policy Years Since Premium Was Paid
                  -------------------------------------
                  Less than 1 ..........................   6%
                  At least 1, but less than 2...........   6%
                  At least 2, but less than 3...........   5%
                  At least 3, but less than 4...........   5%
                  At least 4, but less than 5...........   4%
                  At least 5, but less than 6...........   3%
                  At least 6, but less than 7...........   2%
                  At least 7............................ None



See "Surrender Charge".



We deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the surrender occurs on the policy anniversary. See "Policy Administration Charge".



At each valuation period, we also deduct a daily administration fee at an effective annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee".



The first 12 transfers during each policy year are free under our current Company policy, which we reserve the right to change. Although the company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. See "Transfer Processing Fee".



We deduct a mortality and expense risk charge at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25%. This charge is not made after the annuity date or maturity date, or against any amounts in the Fixed Account. See "Annualized Mortality and Expense Risk Charge".



No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change. See "Taxes".



Each portfolio of the Funds in which the Variable Account invests is responsible for its own expenses. In addition, charges for investment advisory services are charged daily from each portfolio of each fund. See "Other Charges Including Investment Advisory Fees" and the attached "PROSPECTUSES FOR THE FUNDS."



LOANS


The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA (Employee Retirement Income Security Act of 1974, as amended). If offered, owners of such policies may obtain loans using the policy as the only security for the loan, and the effective cost of a policy loan would be 2% per year of the amount borrowed. See "Loans".

ANNUITY DATE, MATURITY DATE AND PAYMENT OPTIONS



On the annuity date, we will apply the policy value under a Payment Option 1, unless you have elected to receive the cash surrender value in a lump sum, or pursuant to a mutually agreed upon payment option, Payment Option 2. Payments under these payment options do not depend on the Variable Account's investment performance. The proceeds we will pay on the maturity date is the policy value. The payment options are: 1) Life Income; and 2) Mutual Agreement. See "Payment Options".



OTHER POLICY PROVISIONS


For information concerning the owner, beneficiary, written notice, periodic policy reports, assignment, and modification see "Other Policy Provisions".



FEDERAL TAX STATUS


For a brief discussion of our current understanding of the federal tax laws concerning us and the annuity policies we issue see "Federal Tax Status".



QUESTIONS

We will be happy to answer your questions about the policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the policy number, and the names of the owner and the annuitant.

                              TABLE OF EXPENSES

EXPENSE DATA

The following information regarding expenses assumes that the entire policy value is in the Variable Account:


POLICYOWNER TRANSACTION EXPENSES*
---------------------------------
Sales load on premiums..........................................................................................            None

    Maximum contingent deferred sales charge as a percentage of amount surrendered
    (10% of total  premiums still subject to a surrender charge are free of any sales load
    See "Policy Charges" ) .....................................................................................              6%
    Transfer fee
       Current Policy - First 12 transfers each policy year ....................................................          No fee

       Each transfer thereafter  ...............................................................................        No fee**

POLICY ADMINISTRATION CHARGE....................................................................................  $30 per policy
----------------------------
      (waived for the prior policy year if the policy value is $75,000 or more on the policy anniversary)

VARIABLE ACCOUNT ANNUAL EXPENSES
--------------------------------
    (as a percentage of account value)
    Mortality and expense risk charges .........................................................................           1.25%
    Daily Administration Fee***.................................................................................           0.15%
                                                                                                                     ----------
    Total Variable Account annual expenses .....................................................................           1.40%
                                                                                                                     ==========



  FUND'S ANNUAL EXPENSES****

  (as a percentage of average net assets)





                                                      OTHER EXPENSES     TOTAL
                                         MANAGEMENT    AFTER EXPENSE     ANNUAL
              SUB-ACCOUNT                   FEES     REIMBURSEMENT****  EXPENSES
              -----------                ----------  -----------------  --------
Bond                                       0.50%           0.40%         0.90%
Capital                                    0.50%           0.40%         0.90%
Managed                                    0.50%           0.40%         0.90%
Money Market                               0.50%           0.25%         0.75%
Value Equity                               0.50%           0.40%         0.90%
Alger American Growth                      0.75%           0.04%         0.79%
Alger American Leveraged AllCap            0.85%           0.24%         1.09%
Alger American MidCap Growth               0.80%           0.04%         0.84%
Alger American Small Capitalization        0.85%           0.03%         0.88%
Berger/BIAM IPT-International*****         0.00%           1.20%         1.20%
Dreyfus Growth and Income                  0.75%           0.08%         0.83%


                                                       OTHER EXPENSES    TOTAL
                                         MANAGEMENT    AFTER EXPENSE     ANNUAL
                SUB-ACCOUNT                 FEES     REIMBURSEMENT****  EXPENSES
                -----------              ----------  -----------------  --------
Dreyfus Socially Responsible               0.72%           0.24%         0.96%
Fidelity VIP Growth                        0.61%           0.08%         0.69%
Fidelity VIP High Income                   0.59%           0.12%         0.71%
Fidelity VIP Overseas                      0.76%           0.17%         0.93%
Fidelity VIP II Asset Manager              0.64%           0.10%         0.74%
Fidelity VIP II Index 500                  0.13%           0.15%         0.28%
International Equity                       0.80%           0.40%         1.20%
Montgomery Variable Series Emerging
Markets                                    0.23%           1.22%         1.45%
Montgomery Variable Series Growth          0.00%           0.01%         0.01%
Seligman Communications and Information    0.75%           0.12%         0.87%
Seligman Frontier                          0.75%           0.17%         0.92%



  * In addition to the policyowner transaction expenses reflected in the table, a Market Value Adjustment applies to the Guarantee Amount subject to surrender, withdrawal, or transfer except during the 30 days following the expiration of a Guarantee Period. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period.

  ** Although, the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee.

  *** The Daily Administration Fee is imposed only under policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the policies are offered. We do not assess the Daily Administration Fee under policies issued prior to May 1, 1994.

  **** We currently reimburse CLASF for expenses that exceed 0.40% of the average daily net assets of Managed, Bond, Value Equity, Capital and International Equity Portfolios, and 0.25% of the Money Market Portfolio. Absent such reimbursement, the "Other Expenses" for the Money Market Portfolio would have been 0.59%, for the Bond Portfolio 0.57% and for the International Equity Portfolio 0.76%. "Other Expenses" for the Managed, Value Equity, and Capital Portfolios did not exceed the reimbursement level of 0.40%.

     A portion of the brokerage commissions that certain Fidelity VIP and Fidelity VIP II funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for VIP Growth Portfolio, 0.92% for VIP Overseas Portfolio, and 0.73% for VIP II Asset Manager Portfolio. Fidelity VIP II Index 500 fund expenses were voluntarily reduced by the fund's investment adviser. Absent reimbursement, the management fee, other expenses, and total expenses would have been 0.28%, 0.15%, and 0.43% respectively. Management of Dreyfus Growth and Income and Dreyfus Socially Responsible, in their sole discretion, may waive some or all of their fees and/or voluntarily assume certain expenses for these Funds. For the fiscal year ended December 31, 1996, a portion of the management fee for Dreyfus Socially Responsible was waived. Without such fee waivers, the Management Fees, Other Expenses and Total Annual Expenses would have been 0.75%, 0.24% and 0.99%, respectively. There is no guarantee that any fee waivers or expense reimbursements will continue in the future.

          The Manager of the Montgomery Variable Series Growth Fund has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Growth Fund at or below 1.50% of average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to policyowners investing in the Montgomery Variable Series Growth Fund. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Montgomery Variable Series Growth Fund within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Management Fees, Other Expenses and Total Annual Expenses absent voluntary waivers for the Montgomery Variable Series Growth Fund were 1.0%, 5.98% and 6.98%; and 1.25%, 1.22%, and 2.47% for the Montgomery Variable Series Emerging Markets Fund.

 ***** Berger/BIAM IPT-International management fees and expenses are anticipated numbers as the fund was not in existence as of 12/31/96. Management has voluntarily agreed to wave its management fee and expects to voluntarily reimburse the fund for additional expenses in excess of 1.20%.

  See "Charges Against The Policy, Variable Account, And Funds,", and the Funds Prospectus. In addition to the expenses listed above, premium taxes may be applicable, which currently range between 0.5% to 3.5%, according to the jurisdiction. In many jurisdictions, there is no tax at all.

  EXAMPLES

  A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  1. If the policy is surrendered at the end of the applicable time period:



                SUB-ACCOUNT                    1 YEAR     3 YEARS     5 YEARS   10 YEARS
-------------------------------------------  ----------  ----------  ---------  ---------
Bond                                         $       79  $     121   $     166  $     278
Capital                                      $       79  $     121   $     166  $     278
International Equity                         $       82  $     130   $     181  $     307
Managed                                      $       79  $     121   $     166  $     278
Money Market                                 $       77  $     117   $     159  $     263
Value Equity                                 $       79  $     121   $     166  $     278
Alger American Growth                        $       78  $     118   $     161  $     267
Alger American Leveraged AllCap              $       81  $     127   $     176  $     296
Alger American MidCap Growth                 $       78  $     119   $     163  $     272
Alger American Small Capitalization          $       79  $     120   $     165  $     276
Berger/BIAM IPT - International              $       82  $     130   $     181  $     307
Dreyfus Growth and Income                    $       78  $     119   $     163  $     271
Dreyfus Socially Responsible                 $       79  $     123   $     169  $     284
Fidelity VIP Growth                          $       77  $     115   $     156  $     257
Fidelity VIP High Income                     $       77  $     115   $     157  $     259
Fidelity VIP Overseas                        $       79  $     122   $     168  $     281
Fidelity VIP II Asset Manager                $       77  $     116   $     158  $     262
Fidelity VIP II Index 500                    $       72  $     102   $     135  $     214
Montgomery Variable Series Emerging Markets  $       84  $     137   $     193  $     331
Montgomery Variable Series Growth            $       70  $      94   $     120  $     185
Seligman Communications and Information      $       78  $     120   $     165  $     275
Seligman Frontier                            $       79  $     122   $     167  $     280



  2. If the policy is annuitized or not surrendered at the end of the applicable time period:



                SUB-ACCOUNT                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------  ----------  ----------  ----------  ---------
Bond                                         $       25  $       76  $     130   $     278
Capital                                      $       25  $       76  $     130   $     278
International Equity                         $       28  $       85  $     145   $     307
Managed                                      $       25  $       76  $     130   $     278
Money Market                                 $       23  $       72  $     123   $     263
Value Equity                                 $       25  $       76  $     130   $     278
Alger American Growth                        $       24  $       73  $     125   $     267
Alger American Leveraged AllCap              $       27  $       82  $     140   $     296
Alger American MidCap Growth                 $       24  $       74  $     127   $     272
Alger American Small Capitalization          $       25  $       75  $     129   $     276

              SUB-ACCOUNT                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
              -----------                      ------      -------     -------    --------
Berger/BIAM IPT - International              $       28  $       85  $     145   $     307
Dreyfus Growth and Income                    $       24  $       74  $     127   $     271
Dreyfus Socially Responsible                 $       25  $       78  $     133   $     284
Fidelity VIP Growth                          $       23  $       70  $     120   $     257
Fidelity VIP High Income                     $       23  $       70  $     121   $     259
Fidelity VIP Overseas                        $       25  $       77  $     132   $     281
Fidelity VIP II Asset Manager                $       23  $       71  $     122   $     262
Fidelity VIP II Index 500                    $       18  $       57  $      99   $     214
Montgomery Variable Series Emerging Markets  $       30  $       92  $     157   $     331
Montgomery Variable Series Growth            $       16  $       49  $      84   $     185
Seligman Communications and Information      $       24  $       75  $     129   $     275
Seligman Frontier                            $       25  $       77  $     131   $     280


The examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.


The examples provided above assume that no transfer charges have been assessed. The examples also reflect a policy administration charge of .14% of assets, determined by dividing the total policy administration charges collected by the total average net assets of the sub-accounts of the Variable Account.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.


                       CONDENSED FINANCIAL INFORMATION


The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See the "FINANCIAL STATEMENTS" section concerning financial statements contained in the Statement of Additional Information.



The table below sets forth certain information regarding the sub-accounts for a policy for the period from December 31, 1992 through December 31, 1996. Accumulation Unit Values will not be provided for any date prior to the inception of the Variable Account. As of December 31, 1996, the Montgomery Variable Series Growth and Berger/BIAM IPT - International sub-accounts had not commenced operations. Accordingly, condensed financial information is not available for those sub-accounts.

ACCUMULATION
UNIT VALUE*
                                                     AS OF      AS OF      AS OF      AS OF      AS OF
                   SUB ACCOUNT                     12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------
Bond**                                             $   15.49  $   14.98  $   12.98  $   13.69  $   12.57
Capital***                                         $   15.53  $   13.96  $   10.54  $   11.14      -
International Equity*****                              -          -          -          -          -
Managed**                                          $   17.30  $   16.56  $   13.75  $   13.97  $   13.07
Money Market**                                     $   12.30  $   11.93  $   11.50  $   11.27
Value Equity**                                     $   18.33  $   17.34  $   14.21  $   14.11  $   13.56
Alger American Small Capitalization******          $   40.97      -          -          -          -
Alger American Growth******                        $   36.02      -          -          -          -
Alger American Leveraged All Cap******             $   19.01      -          -          -          -
Alger American MidCap Growth******                 $   20.97      -          -          -          -
Dreyfus Growth & Income******                      $   22.59      -          -          -          -
Dreyfus Socially Responsible******                     -          -          -          -          -
Fidelity VIP Growth****                            $   35.98  $   31.96  $   23.62      -          -
Fidelity VIP High Income****                       $   30.71  $    0.00  $   22.97      -          -
Fidelity VIP Overseas****                          $   18.52  $   16.68  $   15.33      -          -
Fidelity VIP II Asset Manager****                  $   20.42  $   18.12  $   15.56      -          -
Fidelity VIP II Index 500******                        -          -          -          -          -
Montgomery Variable Series Emerging Markets******      -          -          -          -          -
Seligman Communications and Information*****       $   15.28  $   14.23      -          -          -
Seligman Frontier *****                            $   16.96  $   13.89      -          -          -


* Accumulation Unit Values prior to 1994 do not reflect the .15% Daily Administration Fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% Daily Administration Fee.

**      Commenced operations on December 4, 1989.
***     Commenced operations on May 1, 1993.
****    Commenced operations on May 1, 1994.
*****   Commenced operations on May 1, 1995.
******  Commenced operations on May 1, 1996.

As of 12/31/96 there was no activity in the CLASF International Equity, Dreyfus Socially Responsible, Fidelity VIP II Index 500 or Montgomery Variable Series Emerging Markets funds.

NUMBER OF UNITS
OUTSTANDING AT
END OF PERIOD
                                               AS OF         AS OF         AS OF         AS OF       *AS OF
                SUB ACCOUNT                  12/31/96      12/31/95      12/31/94      12/31/93     12/31/92
                -----------                  --------      --------      --------      --------     --------
Bond                                            517           517           517         1,203          403
Capital                                       9,043         9,744        10,013         7,094             -
International Equity                              -             -             -             -             -
Managed                                       7,213         9,125        13,982        12,645        4,766
Money Market                                  9,097           193           195         4,393
Value Equity                                  5,790         5,798         6,262         8,387        1,017
Alger American Growth                           336             -             -             -             -
Alger American Leveraged All Cap                150             -             -             -             -
Alger American MidCap Growth                    500             -             -             -             -
Alger American Small Capitalization           1,030             -             -             -             -
Dreyfus Growth & Income                         127             -             -             -             -
Dreyfus Socially Responsible                      -             -             -             -             -
Fidelity VIP Growth                           5,368         3,259         1,752             -             -
Fidelity VIP High Income                      1,506             0         1,206             -             -
Fidelity VIP Overseas                         2,014            63           594             -             -
Fidelity VIP II Asset Manager                10,818         6,880         7,647             -             -
Fidelity VIP II Index 500                         -             -             -             -             -
Montgomery Variable Series Emerging Markets       -             -             -             -             -
Seligman Communications and Information      25,672        18,611             -             -             -
Seligman Frontier                             6,155         2,237             -             -             -



* The number of accumulation units for CLASF decreased in 1991 and 1990 due to the transfer of seed money from the Variable Account to our general account to meet California's insurance regulations. This did not affect the seed money in the underlying Portfolio.



As of 12/31/96 there was no activity in the CLASF International Equity, Dreyfus Socially Responsible, Fidelity VIP II Index 500 or Montgomery Variable Series As of Emerging Markets funds.

                                 THE COMPANY


Canada Life Insurance Company of New York ("we," "our," and "us") is a stock life insurance company with assets as of December 31, 1996 of approximately $261 million. We were incorporated under New York law on June 7, 1971, and our Home Office is located at 500 Mamaroneck Avenue, Harrison, New York 10528. We currently are principally engaged in issuing and reinsuring annuity policies in the state of New York.



We share our A.M. Best Company rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating, our rating from Standard & Poor's Rating Service, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings address the financial ability of these companies to meet their contractual obligations in accordance with the terms of their insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment, nor do they address the suitability of the policy for a particular purchaser. Also, these evaluations do not refer to the ability of these companies to meet non-policy obligations.



We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada, with a U.S. home office in Atlanta, Georgia. The Canada Life Assurance Company: commenced insurance operations in 1847, and has been actively operating in the United States since 1889; and is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1996 of approximately $23.2 billion (U.S. dollars).


Obligations under the policies are obligations of Canada Life Insurance Company of New York.


We are subject to regulation and supervision by the New York Insurance Bureau, as well as the applicable laws and regulations of all jurisdictions in which we are authorized to do business.




                       THE VARIABLE ACCOUNT, THE FUNDS
                              AND FIXED ACCOUNT


THE VARIABLE ACCOUNT


We established the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") as a separate investment account on September 23, 1989 under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.


The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct and will be held in the Variable Account. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.


The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. However, registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account.

The Variable Account currently is divided into twenty-two sub-accounts with the assets of each sub-account invested in shares of the corresponding portfolios of the Funds described below.





                                  THE FUNDS



The Variable Account invests in shares of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, The Dreyfus Socially Responsible, Alger American, Montgomery and Berger Trust. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.



The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.


The investment objectives and policies of each portfolio are summarized below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully and retained for future reference.


CANADA LIFE OF AMERICA SERIES FUND, INC.


The Canada Life of America Series Fund, Inc., ("CLASF") currently has six portfolios: Money Market; Managed; Bond; Value Equity; International Equity; and Capital.


CLASF is a diversified open-end investment company incorporated in Maryland. CLASF has four portfolios which use the investment advisory services of CL Capital Management, Inc., a Georgia corporation: Money Market; Managed; Bond; and Value Equity. CLASF has one portfolio, the International Equity Portfolio, which uses the sub-investment advisory services of Canada Life Investment Management Limited, a Toronto, Ontario, Canada SEC-registered investment adviser. CLASF also has one portfolio, the Capital Portfolio, which uses the sub-investment advisory services of J. & W. Seligman & Co. Incorporated, an unaffiliated investment manager that is a Delaware Corporation. CL Capital Management, Inc. is a wholly owned subsidiary of Canada Life Insurance Company of America. Canada Life Investment Management Limited is a subsidiary of The Canada Life Assurance Company. The following is a brief description of the investment objectives of each of the current portfolios of CLASF.





MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks the highest possible level of current income consistent with preservation of capital and liquidity by investing in money market instruments maturing in thirteen months or less.

MANAGED PORTFOLIO




The Managed Portfolio seeks as high a level of return as possible through capital appreciation and income consistent with prudent investment risk and preservation of capital, by investing in equities, fixed income debt instruments and money market instruments.


BOND PORTFOLIO


The Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with preservation of principal, by investing primarily in fixed income debt instruments.




VALUE EQUITY PORTFOLIO


The Value Equity Portfolio seeks long-term growth and income by investing in common stocks and other equity securities which are believed to have appreciation potential.


INTERNATIONAL EQUITY PORTFOLIO


The International Equity Portfolio seeks long-term capital appreciation by investing in equity or equity-type securities of companies located outside of the United States.


CAPITAL PORTFOLIO

The Capital Portfolio seeks capital appreciation, not current income, by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.






Since CLASF may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products of the Company, Canada Life Insurance Company of America, and The Canada Life Assurance Company, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in CLASF. CLASF's board of directors will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more portfolios.






FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") acts as one of the funding vehicles for the policy with three Portfolios available under the policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company ("Investment Manager").




FIDELITY VIP GROWTH PORTFOLIO



The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

FIDELITY VIP HIGH INCOME PORTFOLIO



The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investment primarily in high yielding, lower-rated, fixed income securities, while also considering growth of capital. Please refer to the accompanying Fidelity prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.



FIDELITY VIP OVERSEAS PORTFOLIO



The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.



FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II") acts as one of the funding vehicles for the policy with the VIP II Asset Manager and VIP II Index 500 Portfolios available under the policy. Fidelity VIP II is managed by Fidelity Management & Research Company ("Investment Manager").




FIDELITY VIP II ASSET MANAGER PORTFOLIO



The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

FIDELITY VIP II INDEX 500 PORTFOLIO



The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.


SELIGMAN PORTFOLIOS, INC.


Seligman Portfolios, Inc. ("Seligman") currently has twelve portfolios, two of which are available under the policy: Communications and Information; and Frontier. Seligman is a diversified open-ended investment company incorporated in Maryland which uses the investment management services of J. & W. Seligman
& Co. Incorporated, a Delaware corporation.



SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

The investment objective of this Portfolio is to produce capital gain, not income, by investing primarily in securities of companies operating in the communications, information and related industries.

SELIGMAN FRONTIER PORTFOLIO


The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small-to-medium-sized companies selected for their growth potential.



DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. One of the Fund's portfolios is available under this policy, the Dreyfus Growth and Income Portfolio.


DREYFUS GROWTH AND INCOME PORTFOLIO



The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") is an open-end, diversified, management investment company fund, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies.


Dreyfus Socially Responsible seeks to provide capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.




THE ALGER AMERICAN FUND


The Alger American Fund ("Alger American") is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. Each Portfolio has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included within the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO


The Alger American Growth Portfolio seeks long-term capital appreciation by investing, except during temporary defensive periods, in a diversified, actively managed portfolio of equity securities, primarily of companies, that, at the time of purchase, have total market capitalization of $1 billion or greater.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation by investing, except during temporary defensive periods, primarily in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.


THE MONTGOMERY FUNDS III


Shares of Montgomery Variable Series Emerging Markets Fund and Montgomery Variable Series Growth Fund, portfolios of The Montgomery Funds III ("Montgomery"), an open-end investment company, are available under this policy.

MONTGOMERY VARIABLE SERIES EMERGING MARKETS FUND



The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

MONTGOMERY VARIABLE SERIES GROWTH FUND

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. In addition to capital appreciation, the Montgomery Variable Series Growth Fund emphasizes value.


BERGER INSTITUTIONAL PRODUCTS TRUST

Shares of the Berger/BIAM IPT-International Fund, a portfolio of Berger Institutional Products Trust, an open-end investment company, are available under this policy. The portfolio is advised by BBOI Worldwide LLC, which has delegated daily management of the portfolio to Bank of Ireland Asset Management (U.S.) Limited. The investment objective of the Berger/BIAM IPT-International Fund is long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


RESERVED RIGHTS


We reserve the right to substitute shares of another portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, or Berger Trust or shares of another registered open-end investment company if, in the judgment of our management, investment in shares of one or more portfolios is no longer appropriate for any legitimate reason, including: a change in investment policy; or a change in the tax laws; or the shares are no longer available for investment. We will obtain the approval of the SEC before we make a substitution of shares, if such approval is required by law.



When permitted by law, we also reserve the right to: create new variable accounts; combine variable accounts, including the Canada Life of New York Variable Annuity Account 1; remove, combine or add sub-accounts and make the new sub-accounts available to policyowners at our discretion; add new portfolios to CLASF; deregister the Variable Account under the 1940 Act if registration is no longer required; make any changes required by the 1940 Act; and operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.


If a change is made, we will send you a revised Prospectus and any notice required by law.


CHANGE IN INVESTMENT POLICY



The investment policy of a sub-account of the Variable Account may not be changed unless: the change is approved, if required, by the New York Insurance Bureau; and a statement of such approval is filed, if required, with the insurance department of the state in which the policy is delivered.

                              THE FIXED ACCOUNT

An owner may allocate some or all of the net premium payments and transfer some or all of the policy value to the Fixed Account, which is part of our general account and pays interest at declared rates (Guaranteed Interest Rates) guaranteed for selected periods of time from one to ten years (Guarantee Periods). The principal, after deductions, is also guaranteed. Since the Fixed Account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account may not be available in all states.

Due to certain exemptive and exclusionary provisions, interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, nor the general account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Fixed Account, the Fixed Account, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


GUARANTEE AMOUNT

The portion of the policy value allocated to the Fixed Account is the Guarantee Amount which is credited with interest, as described below. The Guarantee Amount reflects interest credited to the policy value in the Guarantee Periods, net premium payments allocated to or policy value transferred to Guarantee Periods and charges assessed in connection with the policy. The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.


GUARANTEE PERIODS

From time to time we will offer to credit Guarantee Amount with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. We currently offer Guarantee Periods of one, three, five, seven and ten years. The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual interest rate of 3%.

Guarantee Periods begin on the date as of which a net premium payment is allocated to or a portion of the policy value is transferred to the Guarantee Period, and end on the last calendar day of the month when the number of years in the Guarantee Period elected (measured from the end of the calendar month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Allocations of net premium payments and transfers of policy value to the Fixed Account for a Guarantee Period may have different applicable Guaranteed Interest Rates depending on the timing of such allocations or transfers. The applicable Guaranteed Interest Rate does not change during a Guarantee Period. If the allocated or transferred amount remains in the fixed rate interest option until the end of the applicable Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied, on an annually compounded basis, by its Guaranteed Interest Rate. If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the expiration of the Guarantee Period, the Guaranteed Amount is subject to a Market Value Adjustment, as described below, the application of which may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the fixed interest rate option to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period or to provide death, nursing home, terminal illness benefits, and annuitization.

During the 30 day period following the expiration of a Guarantee Period ("30 day window"), a policyowner may transfer the Guarantee Amount from the expiring Guaranteed Period to another fixed interest rate option with a new Guarantee Period or to a sub-account(s). A Market Value Adjustment will not apply if the Guarantee Amount from the expired Guarantee Period is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will accrue interest at an annual effective rate of 3% unless the Guarantee Amount remains in the fixed account in which case you will receive the interest rate in accordance with the Guarantee Period chosen.

Prior to the expiration date of any Guarantee Period, we will notify you of the then currently available Guarantee Periods and the Guaranteed Interest Rates applicable to such Guarantee Periods. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the expired Guarantee Period, unless we receive Written Notice prior to the expiration of the 30 day window of the owner's election of a different Guarantee Period from among those being offered by us at that time, or instructions to transfer all or a portion of the expiring Guarantee Amount to a sub-account. If we do not receive such Written Notice and are not offering a Guarantee Period of the same duration as the expiring Guarantee Period or if the duration of the expiring Guarantee Period would, if renewed, extend beyond the annuity date, if known, or maturity date, then a new Guarantee Period of one year will commence automatically on the first day following the expiration of the expired Guarantee Period.

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods that differ from those available when an owner's policy was issued. We also reserve the right, at any time, to stop accepting net premium payment allocations or transfers of policy value to a particular Guarantee Period. Since the specific Guarantee Periods available may change periodically, please contact our Home Office to determine the Guarantee Periods currently being offered.

Owners allocating net premium payments and/or policy value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account, and this performance does not determine the policy value attributable to the Fixed Account or benefits relating thereto. The Fixed Account provides values and benefits based only upon the net purchase payments and policy values allocated thereto, the Guaranteed Interest Rate credited on such amounts, and any charges or Market Value Adjustments imposed on such amounts in accordance with the terms of the policy.


MARKET VALUE ADJUSTMENT

A Market Value Adjustment reflects the relationship between: (i) the Guaranteed Interest Rate being applied to the Guarantee Period from which the Guarantee Amount is requested to be surrendered, withdrawn, or transferred; and
(ii) the current Guaranteed Interest Rate that we credit for a Guarantee Period equal in duration to the Guarantee Period from which the Guarantee Amount will be surrendered, withdrawn, or transferred. If a Guarantee Period of such duration is not being offered, we will use the linear interpolation of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are available. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless the effective date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period or the surrender, withdrawal or transfer of a Guarantee Amount is from the one year Guarantee Period. The Market Value Adjustment will be applied after the deduction of any applicable policy administration charge or transfer fee, and before the deduction of any applicable surrender charge or charge for taxes on premium payments. The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.

Generally, if the Guaranteed Interest Rate for the selected Guarantee Period is lower than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred. Conversely, if the Guaranteed Interest Rate for the selected Guarantee Period is higher than the

Guaranteed Interest Rate currently being offered for new Guarantee Periods of a duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred, (the "Amount") by the Market Value
Adjustment Factor.   The Market Value Adjustment Factor is calculated as
follows:

                                                       n/12
Market Value Adjustment Factor = Lesser of (a) (1 + i)
                                              --------------      - 1
                                                            n/12
                                               (1 +r + .005)
                                              --------------
                                     or    (b)  .05

     where:




     "i" is the Guaranteed Interest Rate currently being credited to the "Amount";

     "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of duration equal to the Guarantee Period for the Guarantee Amount from which the "Amount" is taken; and

     "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the "Amount" is taken.

The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.


                         DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY


You have ten days after you receive the policy to decide if the policy meets your needs and if the policy does not meet your needs to return the policy to our Home Office. We will promptly return the policy value. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.

PREMIUMS

INITIAL PREMIUM


A prospective owner must submit a properly completed application along with a check made payable to us for the initial premium. The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, for policies issued prior to January 26, 1996, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) when a prospective owner has enclosed a completed pre-authorized check ("PAC") agreement for additional premiums to be automatically withdrawn monthly from the owner's bank account.


The application is subject to our underwriting standards. If the application is properly completed and is accompanied by all the information necessary to process it, including the initial premium, we will normally accept the application and apply the initial net premium within two valuation days of receipt at our Home Office. However, we may retain the premium for up to five valuation days while we attempt to complete the processing of an incomplete application. If this cannot be achieved within five valuation days, we will inform the prospective owner of the reasons for the delay and immediately return the premium, unless the prospective owner specifically consents to our retaining the premium until the application is made complete. If the prospective owner consents to our retaining the premium, we will apply the initial net premium within two valuation days of when the application is complete.


ADDITIONAL PREMIUMS


NO ADDITIONAL PREMIUMS ARE PAYABLE ON POLICIES ISSUED ON OR AFTER JANUARY 26, 1996.


The minimum additional premium is $600. However, the minimum additional premium paid by PAC is $50 per month (We will apply additional net premiums as of receipt at our Home Office).




You may make additional premium payments at any time during any annuitant's lifetime and before the earlier of the annuity date or maturity date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will give you a receipt for each additional premium payment.







WIRE TRANSMITTAL PRIVILEGE


If a written agreement between us and broker/dealers who use wire transmittals is in effect, as a privilege to you we will accept transmittal of the initial premium and, for policies issued prior to January 26, 1996, additional premiums by wire order from the broker/dealer to our designated financial institution. A copy of such transmittal must be simultaneously sent to our Home Office via a telephone facsimile transmission that also contains the essential information we require to begin application processing and/or to allocate the net premium. We will normally apply the initial net premium within two valuation days of receipt at our Home Office of the facsimile transmission that contains a copy of the wire order and such required essential information. We may retain such wire orders for up to five valuation days while an attempt is made to obtain such required information that we do not receive via such facsimile transmission. If such required information is not obtained within five valuation days, we will inform the broker/dealer, on behalf of the prospective owner, of the reasons for the delay and immediately return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner, unless we receive within such five valuation days the prospective owner's specific written consent to our retaining the premium until we receive such required information via facsimile transmission.


Our acceptance of the wire order and facsimile does not create a contractual obligation with us until we receive and accept a properly completed original application. If we do not receive a properly completed original application within ten valuation days of receipt of the initial premium via wire order, we will return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner. If the allocation instructions in the properly completed original application are inconsistent with such instructions contained in the facsimile transmission, the policy value will be reallocated in accordance with the allocation instructions in the application at the price which was next determined after receipt of the wire order.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION


In certain states, we will also accept, by agreement with broker/dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Company for purchase of the policy. Contact us to find out about state availability.


Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to the policyowner's instructions. Based on the information provided, we will generate a policy and a verification letter to be forwarded to the policyowner for signature.

During the period from receipt of the initial premium until the signed verification letter is received, the policyowner may not execute any financial transactions with respect to the policy unless such transactions are requested in writing by the owner and signature guaranteed.

NET PREMIUM ALLOCATION


You elect in your application how you want your initial net premium to be allocated among the sub-accounts and the Fixed Account. Any additional net premiums (for policies issued prior to January 26, 1996) will be allocated in the same manner, unless at the time of payment we have received your written notice to the contrary. The total allocation must equal 100%.



We cannot guarantee that a sub-account or shares of a portfolio will always be available. If an owner requests that all or part of a premium be allocated to a sub-account at a time when the sub-account or underlying portfolio is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.


TERMINATION


     THE FOLLOWING APPLIES TO POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:
----



     We may pay you the policy value and terminate the policy if before the annuity date the policy value is less than $2,000.
----



     THE FOLLOWING APPLIES TO POLICIES ISSUED PRIOR TO JANUARY 26, 1996:
----



     We may pay you the cash surrender value and terminate the policy if before the annuity date or maturity date all of these events simultaneously exist:
----



    1.   you have not paid any premiums for at least two years;

    2.   the policy value is less than $2,000; and
    3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice, unless we receive an additional premium before the termination date specified in the notice. This additional premium must be at least the minimum amount specified in "Additional Premiums."

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice.

VARIABLE ACCOUNT VALUE


The Variable Account value before the annuity date or maturity date is determined by multiplying the number of units credited to this policy for each sub-account by the current unit value of these units.



UNITS



We credit net premiums in the form of units. The number of units credited to the policy for each sub-account is determined by dividing the net premium allocated to that sub-account by the unit value for that sub-account at the end of the valuation period during which we receive the premium at our Home Office.



We will credit units for the initial net premium on the effective date of the policy. We will adjust the units for any transfers in or out of a sub-account, including any transfer processing fee.



We will cancel the appropriate number of units based on the unit value at the end of the valuation period in which any of the following events occur: the policy administration charge of $30 is assessed; the date we receive and file your written notice for a partial withdrawal or a cash surrender; the date of a systematic withdrawal; the earlier of the annuity date or maturity date; or the date we receive due proof of your death or last surviving annuitant's death.


UNIT VALUE


The unit value for each sub-account's first valuation period is set at a fixed amount, generally $10. The unit value for each subsequent valuation period is determined by multiplying the unit value at the end of the immediately preceding valuation period by the net investment factor for the valuation period for which the value is being determined.


The unit value for a valuation period applies to each day in that period. The unit value may increase or decrease from one valuation period to the next.

NET INVESTMENT FACTOR


The net investment factor is an index that measures the investment performance of a sub-account from one valuation period to the next. Each sub-account has a net investment factor, which may be greater than or less than one.



The net investment factor for each sub-account for a valuation period equals 1 plus the rate of return earned by the relevant portfolio, adjusted for the effect of taxes charged or credited to the sub-account and the mortality and expense risk charge.


The rate of return of the relevant portfolio is equal to the fraction obtained by dividing (a) by (b) where:
    (a) is the net investment income and net gains, realized and unrealized, credited during the current valuation period; and
    (b) is the value of the net assets of the relevant portfolio at the end of the preceding valuation period, adjusted for the net capital transactions and dividends declared during the current valuation period.

TRANSFERS

TRANSFER PRIVILEGE


You may transfer all or a part of an amount in the sub-account(s) to another sub-account(s) or to the Fixed Account, or transfer a part of an amount in the Fixed Account to the sub-account(s), subject to these general restrictions and the additional restrictions in "Restrictions on Transfers from Fixed Account":
     1.  the Company's minimum transfer amount, currently $250;
     2. a transfer request that would reduce the amount in that sub-account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that sub-account or the Fixed Account; and
    3.   transfers from the Fixed Account except from the one year
         Guarantee Period may be subject to a Market Value Adjustment.



We cannot guarantee that a sub-account or shares of a portfolio will always be available. If you request an amount in a sub-account or Fixed Account be transferred to a sub-account at a time when the sub-account or underlying portfolio is unavailable, we will not process your transfer request, and this request will not be counted as a transfer for purposes of determining the number of free transfers executed. The Company reserves the rights to change its minimum transfer amount requirements.


TELEPHONE TRANSFER PRIVILEGE

You may direct us to act on transfer instructions given by telephone, subject to our procedures, by initialing the authorization on the application or by subsequently completing our administrative form. The authorization will continue in effect until we receive your written revocation or we discontinue this privilege. We reserve the right to change our procedures and to discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate personal security codes and contract number before effecting any transfers.





DOLLAR COST AVERAGING PRIVILEGE ("DCA")


You may elect to have us automatically transfer specified amounts FROM ANY ONE variable sub-account or the one year Guarantee Period under the Fixed Account (either one a "disbursement" account) TO ANY OTHER variable sub-account(s) or Guarantee Period under the Fixed Account on a periodic basis, subject to our administrative procedures and the restrictions in "Transfer Privilege" above. This privilege is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level, investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss.






To initiate DCA, we must receive your written notice on our form. Once elected, such transfers will be processed until the entire value of the sub-account or the one year Guarantee Period under the Fixed Account is completely depleted;

or we receive your written revocation of such monthly transfers; or we discontinue this privilege. We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days written notice to you.


RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT



Other than transfers made pursuant to DCA, you may transfer an amount from a Guarantee Period under the Fixed Account, subject to these additional restrictions:

     1. Transfers from a Guarantee Period other than the one year Guarantee Period may be subject to a Market Value Adjustment.
     2. Transfers from one Guarantee Period to another are prohibited other than within the 30 day window.


Under our current procedures, the transfer will be made on the valuation date that occurs on or next following the date we receive your transfer request at our Home Office.

TRANSFER PROCESSING FEE


There is no limit to the number of transfers that you can make between sub-accounts or to the Fixed Account. However, other than transfers made pursuant to DCA, we only allow one transfer each year from the Guarantee Periods under the Fixed Account (see "Restrictions on Transfers from Fixed Account" above). The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change. Although, the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account.







PAYMENT OF PROCEEDS

PROCEEDS


Proceeds means the amount we will pay under your policy when the first of the following events occurs: the annuity date or maturity date; or the policy is surrendered; or we receive due proof of death of the last surviving annuitant or any owner. We will pay any proceeds in a single sum that may be payable due to death before the annuity date or maturity date, unless an election is made for a payment option. See "Election of Options". The policy ends when we pay the proceeds.



"Due Proof of Death" is proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

For any annuity benefit with payments of five years or more, such annuity benefits at the time the policy value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity policy offered by us at the time to the same class of annuitants. Such amount shall be the greater of the cash surrender value or 95% of what the cash surrender value would be if there were no surrender charge.

PROCEEDS ON ANNUITY DATE OR MATURITY DATE


If Payment Option 1 is in effect on the annuity date, the proceeds we will pay is the policy value. See "Payment Options". If the proceeds are paid in a lump sum on the annuity date, we will pay the cash surrender value.



An option may not be elected and we will pay the proceeds in a lump sum if the amount to be applied under a payment option is less than $2,000 or any periodic payment under the payment option would be less than $20.


You may change the annuity date, subject to these limitations:





    1. we must receive your written notice at our Home Office at least 30 days before the current annuity date;
    2. the requested annuity date must be a date that is at least 30 days after we receive your written notice; and


    3. the requested annuity date should be no later than the maturity date



The proceeds on the Maturity Date will be the policy value. The Maturity Date is the first day of the month after any annuitant's 85th birthday (90th birthday pending regulatory approval).


PROCEEDS ON SURRENDER


If you surrender the policy before the annuity date, the proceeds we will pay is the cash surrender value. The cash surrender value is the policy value, less any applicable surrender charge, the policy administration charge and any applicable Market Value Adjustment. The cash surrender value will be determined on the date we receive your written notice for surrender and this policy at our Home Office.



You may surrender the policy for its cash surrender value at any time before the earlier of the death of last surviving annuitant, the annuity date or maturity date. However, the surrender proceeds may be subject to a federal income tax, including a penalty tax. See "Federal Tax Status".



You may elect to have the cash surrender value paid in a single sum or under a payment option. See "Payment Options". The policy ends when we pay the cash surrender value.



PROCEEDS ON DEATH OF LAST SURVIVING ANNUITANT BEFORE ANNUITY DATE OR MATURITY DATE (THE DEATH BENEFIT)



If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), the proceeds we will pay to the beneficiary is the death benefit.



  THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED:


    If we receive such due proof during the first five years, the death benefit is the greater of:

        1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or


        2. the policy value on the date we receive due proof of last surviving annuitant's death.


    If we receive such due proof after the first five policy years, the death benefit is the greatest of:


        1.   item "1" above; or
        2.   item "2" above; or
        3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).



    If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above. However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.

    THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.


    If we receive such due proof during the first seven policy years, the death benefit is the greater of:


        1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
        2. the policy value on the date we receive due proof of last surviving annuitant's death.


    If we receive such due proof after the first seven policy years, the death benefit is the greatest of:
        1.   item "1." above; or
        2.   item "2." above; or

        3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefits will occur after the age of 80.



    THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.



    If we receive such due proof during the first five policy years, the death benefit is the greater of:
        1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or


        2. the policy value on the date we receive due proof of last surviving annuitant's death.


    If we receive such due proof after the first five policy years, the death benefit is the greatest of:
        1.   item "1" above; or
        2.   item "2" above; or


        3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).



No death benefit is payable if the policy is surrendered before the last surviving annuitant's death.


PROCEEDS ON DEATH OF ANY OWNER BEFORE OR AFTER ANNUITY DATE OR MATURITY DATE

If you are not the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the policy value as of the date we receive due proof of your death. If you are the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the death benefit described in "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date." If any owner dies before the annuity date, Federal tax law requires the policy value be distributed within five years after the date of such owner's death regardless of whether such owner is or is not an annuitant, unless such owner's spouse is the designated beneficiary, in which case the policy may be continued with the surviving spouse as the new owner. All such distributions will be made in accordance with the requirements of the Investment Company Act of 1940.

A "designated beneficiary" is the person designated by you as a beneficiary and to whom the benefits of the policy pass by reason of an owner's death and must be a natural person.

If any owner dies on or after the earlier of the annuity date or maturity date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.

The distribution requirements described above will be considered satisfied as to any portion of the proceeds:
    1.   payable to or for the benefit of a designated beneficiary; and
    2. which is distributed over the life (or period not exceeding the life expectancy) of that beneficiary, provided that the beneficiary is a natural person and such distributions begin within one year of the owner's death.

If you are not a natural person, the primary annuitant as determined in accordance with Section 72(s) of the Code (i.e., the individual the events in the life of whom are of primary importance in effecting the timing or amount of the payout under the policy) will be treated as an owner for purposes of these distribution requirements, and any change in the primary annuitant will be treated as the death of an owner.





PARTIAL WITHDRAWALS


You may withdraw part of the cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date, subject to these limits:
    1.   the Company's minimum partial withdrawal, currently $250;
    2. the maximum partial withdrawal is the amount that would leave a cash surrender value of $5,000;
    3. a partial withdrawal request which would reduce the amount in a sub-account or a Guarantee Period under the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that sub-account or a Guarantee Period; and
    4. a partial withdrawal request for an amount exceeding $10,000 must be accompanied by a guarantee of the owner's signature by a commercial bank, trust company, or savings and loan.


On the date we receive your written notice for a partial withdrawal at our Home Office, we will withdraw the amount of the partial withdrawal from the policy value, and we will then deduct any applicable surrender charge from the remaining policy value. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain sub-accounts or Guarantee Periods under the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated sub-accounts and Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified sub-accounts and the Guarantee Periods under the Fixed Account. The remaining balance will be withdrawn proportionately from the other sub-accounts and the Guarantee Periods in which you are invested.



Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax, including a penalty tax equal to 10% of the amount treated as taxable income, and the Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "Federal Tax Status".



SYSTEMATIC WITHDRAWAL PRIVILEGE ("SWP")



You may elect to withdraw a fixed-level amount from the sub-account(s) and the Guarantee Period(s) under the Fixed Account on a monthly, quarterly, or semi-annual basis beginning 30 days after the Effective Date, if we receive your written notice on our form and the policy meets the Company's minimum premium, currently $25,000, and in accordance with "Partial Withdrawals" above (when surrender charges are applicable). No minimum is necessary when Surrender Charges are not applicable. While Surrender Charges are applicable, each year you may withdraw as follows:
    1. Up to 100% of positive investment earnings of each variable sub-account available at the time the SWP is executed/processed;
         PLUS
    2.   Up to 100% of current policy year's interest on the FIXED
         ACCOUNT available at the time the SWP is executed/processed; PLUS


    3.   Up to 10% of total premiums still subject to a surrender charge;
         PLUS
    4.   Up to 100% of total premiums NOT SUBJECT TO A SURRENDER CHARGE.


    NOTE: Withdrawals other than from the one year Guarantee Period will be subject to a Market Value Adjustment.

When no Surrender Charges are applicable, the entire policy is available for systematic withdrawal. The Systematic Withdrawal Privilege will end at the earliest of the date: when the sub-account(s) and Guarantee Period(s) you specified for these withdrawals has no remaining amount to withdraw; or the cash surrender value is reduced to $5,000; or you elect to pay premiums by pre-authorized check; or we receive your written notice to end this privilege; or we elect to discontinue this privilege upon 30 days written notice to you. Use of this privilege during a policy year counts as your first 10% free withdrawal of total premiums under the "Surrender Charge" provision. References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. The Company reserves the right to change its minimum systematic withdrawal amount requirements.

PORTFOLIO REBALANCING ("REBALANCING")



Portfolio Rebalancing is an investment strategy in which, on a quarterly, semi-annual or annual basis, your policy value in the sub-accounts only is reallocated back to its original portfolio allocation, regardless of changes in individual portfolio values from the time of the last Rebalancing. We make no representation or guarantee that Rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.


To initiate Rebalancing, we must receive your written notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for amounts invested and earnings thereon in the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days written notice to you.

LOANS


The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Policy loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the policy terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the policy under Section 403(b) may be adversely affected.


If loans are offered, the following will apply:


    Under the terms of the policy, qualified policies have a maximum loan value equal to 80% of the policy value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Company), subject to postponement under the same circumstances that payment of withdrawals may be postponed. See "Partial Withdrawals".



    When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. See "Partial Withdrawals". The policy provides that owners may repay policy debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent premium (for policies issued after April 30, 1995, or such later date as regulatory approval is obtained) or most recent premium (for policies issued prior to May 1, 1995, or such later date as regulatory approval is obtained). On each policy anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the policy exceeds the balance in the loan account.


    The Company charges interest of 6% per year on policy loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the policy is 2%. If on any date debt under a policy exceeds the policy value, the policy will be in default. In such case the owner will receive a notice indicating the payment needed to bring the policy out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the policy will be foreclosed (terminated without value).



    The amount of any debt will be deducted from the minimum death benefit. See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date". In addition, debt, whether or not repaid, will have a permanent effect on the policy value because the investment results of the investments accounts will apply only to the unborrowed portion of the policy value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the policy value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the policy value will be higher than it would have been had no debt been outstanding.




  PAYMENT OF BENEFITS, PARTIAL WITHDRAWALS, CASH SURRENDERS AND TRANSFERS - POSTPONEMENT


  We will usually pay any proceeds payable, amounts partially withdrawn, or the cash surrender value within seven calendar days after:

    1. we receive your written notice for a partial withdrawal or a cash surrender; or


    2.   the date chosen for any systematic withdrawal; or


    3. we receive due proof of your death or the death of the last surviving annuitant.



  However, we can postpone the payment of proceeds, amounts withdrawn, the cash surrender value, or the transfer of amounts between sub-accounts if:


    1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
    2. the SEC permits by an order the postponement for the protection of policyowners; or
    3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

  If the cash surrender value payable at a surrender, partial withdrawal or in a lump sum on the annuity date or maturity date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate the company pays for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.





  We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.

CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUNDS

SURRENDER CHARGE


  No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made to at least partially reimburse us for certain expenses relating to the sale of the policy, including commissions to registered representatives and other promotional expenses. A surrender charge may also be applied to the proceeds paid on the annuity date, unless the proceeds are applied under Payment Option 1.


  For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:


                                                                                     SURRENDER CHARGE
                                                                                     ----------------
  1. Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy
       year, PLUS ....................................................................   None

  2. Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy
       year, PLUS ....................................................................   None

  3. Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE,
       once a policy year, PLUS ......................................................   None

  4. Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE,
       available at any time..........................................................   None

  5. Premiums subject to a surrender charge:

        For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered
        (For 5 years from the date of payment, each premium is subject to a 6% surrender
        charge. After the 5th year, no surrender charge will apply to such payment) ..     6%

        For policies issued after April 30, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered:

        Policy Years Since Premium Was Paid
        -----------------------------------
                     ..................................................................
          Less than 1..................................................................    6%
          At least 1, but less than 2..................................................    6%
          At least 2, but less than 3..................................................    5%
          At least 3, but less than 4..................................................    5%
          At least 4, but less than 5..................................................    4%
          At least 5, but less than 6..................................................    3%
          At least 6, but less than 7..................................................    2%
          At least 7...................................................................  None




  Any surrender charge will be deducted proportionately from the sub-account(s) or the Guarantee Periods under the Fixed Account being surrendered or partially withdrawn in relation to the amount(s) withdrawn. If the amount remaining in a sub-account or a Guarantee Period after the withdrawal is insufficient to cover the proportionate surrender charge deduction, the balance of the surrender charge will be assessed proportionately from any other sub-account and Guarantee Period in which you are invested.

  POLICY ADMINISTRATION CHARGE


  To cover the costs of providing certain administrative services attributable to the policies and the operations of the Variable Account, including policy records, communicating with policyowners, and processing transactions, we deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the policy is surrendered on a policy anniversary.




  The charge will be assessed proportionately from any sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If the charge is obtained from one of the sub-accounts, we will cancel the appropriate number of units credited to this policy based on the unit value at the end of the valuation period when the charge is assessed.


  DAILY ADMINISTRATION FEE


  At each valuation period, we deduct a daily administration fee at an effective annual rate of 0.15% from the net assets of each sub-account of the Variable Account. This daily administration fee is intended to reimburse us for other administrative costs under the policies.



  TRANSFER PROCESSING FEE


  The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change. Although, the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or Guarantee Periods under the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account. See "Transfers" for the rules concerning transfers.




  ANNUALIZED MORTALITY AND EXPENSE RISK CHARGE


  The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the policy. Because of these guarantees, each annuitant is assured that their longevity will not have an adverse effect on the annuity payments they receive. The mortality risk we assume also includes our guarantee to pay a death benefit if the annuitant dies before the annuity date or maturity date. The expense risk we assume is the risk that the surrender charges, policy administration charges, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.



  The annual mortality and expense risk charge is deducted at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25% of the value of the net assets in the Variable Account. We guarantee that the rate of this charge will never increase. This charge is not made after the earlier of the annuity date or maturity date, and this charge is not made against any Fixed Account value. This charge consists of approximately 0.85% to cover the mortality risk, and approximately 0.40% to cover the expense risk.


  REDUCTION OR ELIMINATION OF SURRENDER CHARGES

  The amount of the surrender charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of sales expenses. In determining whether to reduce the surrender charge, the Company will consider certain factors including the following:
    1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.
    2. The total amount of premiums to be received will be considered. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
    3. Any prior or existing relationship with the Company will be considered. Policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.

    4. The level of commissions paid to selling broker/dealers will be considered. Certain broker/dealers may offer policies in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.



  If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the surrender charge. The surrender charge will be eliminated when a policy is issued to an officer, director, employee, or relative thereof of: the Company; The Canada Life Assurance Company; J. & W. Seligman Co. Incorporated; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.


  REDUCTION OR ELIMINATION OF POLICY ADMINISTRATION CHARGE

  The amount of the policy administration charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of administration expenses. In addition, if the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. In determining whether to reduce or eliminate the administration charges, the Company will consider certain factors including the following:
    1. The size and type of group to which administrative services are to be provided will be considered.
    2. The total amount of premiums to be received will be considered.

  If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the policy administration charge. In no event will reduction or elimination of the administration charge be permitted where such reduction or elimination will be discriminatory to any person.

  TAXES

  No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.


  When any tax is deducted from the policy value, it will be deducted proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested.


  We reserve the right to charge or provide for any taxes levied by any governmental entity, including:
    1. taxes that are against or attributable to premiums, policy values or annuity payments; or
    2. taxes that we incur which are attributable to investment income or capital gains retained as part of our reserves under the policies or from the establishment or maintenance of the Variable Account.




  OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES

  Each portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services are charged monthly from each portfolio at an annual rate of the monthly net assets of the portfolio. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the portfolio(s) each Fund offers, and the investment advisory services provided to such portfolio(s).

  PAYMENT OPTIONS


  The policy ends when we pay the proceeds on the earlier of the annuity date or maturity date. On the annuity date, we will apply the policy value under Payment Option 1, unless you have an election of a payment option on file at our Home Office to receive the cash surrender value in a single sum, or to receive a mutually agreed upon payment option (Payment Option 2). See "Proceeds on Annuity Date or Maturity Date". We require the surrender of your policy so that we may pay the cash surrender value or issue a supplemental contract for the applicable payment option. The term "payee" means a person who is entitled to receive payment under this section.



  ELECTION OF OPTIONS



  You may elect an option or revoke or change your election at any time before the annuity date or maturity date while any annuitant is living. If an election is not in effect at last surviving annuitant's death or if payment is to be made in one sum under an existing election, the beneficiary may elect one of the options. This election must be made within one year after the last surviving annuitant's death and before any payment has been made.


  An election of an option and any revocation or change must be made in a written notice. It must be filed with our Home Office with the written consent of any irrevocable beneficiary or assignee.


  An option may not be elected and we will pay the proceeds in one sum if either of the following conditions exist:


    1. the amount to be applied under the option is less than $2,000; or
    2. any periodic payment under the election would be less than $20.

  DESCRIPTION OF PAYMENT OPTIONS

  Payment Option 1: Life Income

  We will pay the proceeds in equal amounts at the beginning of each month, during the payee's lifetime.

  The amount of each payment will be determined from the tables in the policy which apply to Payment Option 1, using the payee's age. Age will be determined from the nearest birthday at the due date of the first payment.

  Payment Option 2: Mutual Agreement

  We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

  PAYMENT DATES

  The payment dates of the options will be calculated from the date on which the proceeds become payable.




  AGE AND SURVIVAL OF PAYEE

  We have the right to require proof of age of the payee(s) before making any payment. When any payment depends on the payee's survival, we will have the right, before making the payment, to require proof satisfactory to us that the payee is alive.

  DEATH OF PAYEE


  At the death of the payee, or the last survivor of the payees, any amount remaining to be paid under this section will become payable in one sum, unless specified otherwise.


  BETTERMENT OF INCOME

  The annuity benefits at the time the policy value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the policy to purchase any single premium annuity policy offered by us at the time to the same class of annuitants. Such amount will be the greater of the cash surrender value or 95% of what the cash surrender value would be if there were no surrender charge.


  OTHER POLICY PROVISIONS

  OWNER OR JOINT OWNER


  During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you have all the rights and privileges granted by the policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.



  During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name a new owner, joint owner or annuitant by giving us written notice.


  With respect to Qualified Policies generally, however, the contract may not be assigned (other than to us), joint ownership is not permitted, and the Owner must be the annuitant.

  BENEFICIARY


  We will pay the beneficiary any proceeds payable on your death or the death of the last surviving annuitant. During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.




  We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary is living when you die or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to you or to your estate.


  WRITTEN NOTICE

  Written Notice must be signed by you, dated, and of a form and content acceptable to us. Your written notice will not be effective until we receive it at our Home Office. However, the change provided in your written notice to name or change the owner or beneficiary will then be effective as of the date you signed the written notice:
    1. subject to any payments made or other action we take before we receive and file your written notice; and


    2. whether or not you or the last surviving annuitant are alive when we receive and file your written notice.


  PERIODIC REPORTS

  We will mail you a report showing the following items about your policy:
    1. the number of units credited to the policy and the dollar value of a unit;
    2.   the policy value;
    3. any premiums paid (for policies issued prior to January 26, 1996), withdrawals, and charges made since the last report; and
    4.   any other information required by law.

  The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:
    1.   at least annually, or more often as required by law; and
    2.   to your last address known to us.

  ASSIGNMENT


  You may assign a nonqualified policy or an interest in it at any time before the earlier of the annuity date or maturity date during any annuitant's lifetime. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment. Your rights and the rights of any beneficiary will be affected by an assignment.



  An assignment of a nonqualified policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy".

  MODIFICATION


  Upon notice to you, we may modify the policy, but only if such modification:
    1. is necessary to make the policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or


    2. is necessary to assure continued qualification of the policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or


    3. is necessary to reflect a change in the operation of the Variable Accounts; or
    4. provides additional variable account and/or fixed accumulation options.

  In the event of any such modification, we may make any appropriate endorsement to the policy.


                            YIELDS AND TOTAL RETURNS


  From time to time, we may advertise yields, effective yields, and total returns for the sub-accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each sub-account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.



  Effective yields and total returns for the sub-accounts are based on the investment performance of the corresponding portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses including any expense reimbursement or fee waiver arrangements as previously described.



  The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



  The yield of a sub-account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the sub-account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.



  The total return of a sub-account refers to return quotations assuming an investment under a policy has been held in the sub-account for various periods of time including, but not limited to, a period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided.



  The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the sub-account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account (including any surrender charge that would apply if an Owner terminated the policy at the end of each period indicated, but excluding any deductions for premium taxes).



  We may, in addition, advertise total return performance information computed on a different basis. We may present total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the policy.



  We may compare the performance of each sub-account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the sub-accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.


  Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


  We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.



  We may also compare the performance of each sub-account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day-to-day changes may not be reflective of the overall market when an average is composed of a small number of companies.



                                  TAX DEFERRAL


  Under current tax laws any increase in policy value is generally not taxable to you or any annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS". This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

  We may also distribute sales literature or other information including the effect of tax-deferred compounding on a sub-account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state laws. All income and capital gains derived from sub-account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the Funds is positive.







                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

  INTRODUCTION


  This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present Federal income tax laws. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.



  The policy may be purchased on a nonqualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 457 of the Code. The ultimate effect of Federal income tax on the amounts held under a policy, or annuity payments, and on the economic benefit to the owner, any annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special Federal income tax treatment.



  THE COMPANY'S TAX STATUS

  The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

  At the present time, we make no charge for any Federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. However, we do reserve the right to make a charge in the future for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

  TAX STATUS OF THE POLICY

  DIVERSIFICATION REQUIREMENTS


  Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under Section 72 of the Code. The Variable Account, through each portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, and Berger Trust intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, or Montgomery in which the Variable Account invests, we believe that each portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.



  In certain circumstances, variable annuity policyowners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."



  The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner of the policy has the choice of more subdivisions to which to allocate premiums and policy values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.


  REQUIRED DISTRIBUTIONS


  In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity policy for Federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any owner dies on or after the annuity commencement date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Policy may be continued with the surviving spouse as the new owner.


  The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


  Other rules may apply to Qualified Policies [see "Minimum Distribution Requirements ("MDR") for IRA's].



  The following discussion assumes that the policies will qualify as annuity contracts for Federal income tax purposes.





  TAXATION OF ANNUITIES

  IN GENERAL

  Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawal or surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of any annuity policy who is not a natural person generally must include in income any increase in the excess of the policy's accumulation value over the policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss these with a tax adviser.


  The following discussion generally applies to policies owned by natural persons.

  WITHDRAWALS/DISTRIBUTIONS

  In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.


  In the case of a withdrawal/distribution (e.g. surrender, partial withdrawal of systematic withdrawal) under a Nonqualified Policy before the annuity date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

  ANNUITY PAYMENTS

  Although tax consequences may vary depending on the annuity option elected under an annuity policy, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity policy that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.




  TAXATION OF DEATH BENEFIT PROCEEDS


  Amounts may be distributed from a policy because of the death of an owner or the last surviving annuitant. Generally, such amounts are includable in the income of the recipient as follows:


    1. if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy; or


    2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

  For these purposes, the investment in the policy is not affected by an owner or annuitant's death. That is the investment in the policy remains the amount of any purchase payments paid which were not excluded from gross income.


  PENALTY TAX ON CERTAIN WITHDRAWALS

  In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
    1.   made on or after the taxpayer reaches age 59 1/2;
    2. made on or after the death of an owner (or if the owner is not an individual, the death of the primary annuitant);
    3.   attributable to the owner becoming disabled;
    4.   as part of a series of substantially equal periodic payments
         (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary;
    5. made under an annuity policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
    6. made under certain annuities issued in connection with structured settlement agreements.

  Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions, loans and other circumstances.




  TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY

  A transfer of ownership, the designation of an annuitant or other beneficiary who is not also the owner, the designation of certain annuity starting dates, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, designation, or exchange of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


  WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, withholding is mandatory for certain distributions from Qualified contracts.




  MULTIPLE POLICIES

  Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after October 21, 1988, that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity policy for purposes of determining the amount includable in gross income under Code
  Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of
  Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one annuity contract.


  POSSIBLE TAX CHANGES


  In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).



  TAXATION OF QUALIFIED PLANS

  The policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the policies with the various types of qualified retirement plans. Policyowners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a policy. We will amend the policy as instructed to conform it to the applicable legal requirements for such plan.




  INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)


  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the policy for use with IRAs may be subject to special requirements of the Internal Revenue Service.


  Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the policy in connection with such plans should seek advice.

  Purchasers of a policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy comports with IRA qualification requirements.


  MINIMUM DISTRIBUTION REQUIREMENTS ("MDR") FOR IRAS



  The Code requires that minimum distribution from an IRA begin no later than April 1 of the year following the year in which the owner attains age
  70 1/2(Failure to do so results in a penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the MDR only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to: 1) minimum withdrawal amount of $250; 2) while surrender charges are applicable, up to 10% of total premium plus 100% of any sub-account earnings and 100% of current policy year's Fixed Account interest may be withdrawn; and 3) use of MDR counts as the once a policy year free withdrawal.


  As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your designated beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the policy to be used in this calculation is the policy value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

     1. Your life expectancy (Single Life Expectancy);


     2. Joint life expectancy between you and your designated beneficiary (Joint Life and Last Survivor Expectancy); or
     3. Your life expectancy and a non-spouse beneficiary more than 10 years younger than you (Minimum Distribution Incident Benefit Requirement).



  The Code Minimum Distribution Requirements also apply to distribution from qualified plans other than IRA's. For qualified plans under section 401(a), 401(k), 403(a), 403(b), and 457, the code requires that distributions generally must commence no later than the later of (i) April 1 of the calender year in which the owner (or plan participant) reaches age 70 1/2
  (ii)
  retirement, and must be made in a specified form or manner. If the plan participant is a "5%" owner (as defined in the code), distributions generally
  must begin no later than the date described in (i).   You are responsible for
  ensuring that distributions from such plans satisfy the Code minimum distribution requirements.



  CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING
  PLANS



  Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the policy in connection with such plans should seek advice.





  DEFERRED COMPENSATION PLANS


  Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for certain governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.



  TAX-SHELTERED ANNUITY PLANS



  Section 403(b) of the Code permits public school systems and certain tax-exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. Under Code requirements, Section 403(b) annuities generally may not permit distribution of: 1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988, from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.



  OTHER TAX CONSEQUENCES

  As noted above, the foregoing comments about the Federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF POLICIES


  The policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering. Applications for policies are solicited by agents who are registered representatives of Canada Life of America Financial Services, Inc. ("CLAFS"). CLAFS is a wholly owned subsidiary of Canada Life Insurance Company of America, a Michigan corporation. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The policies may also be sold through other broker/dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the policies. We may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, we may provide reimbursement of certain sales and marketing expenses. CLAFS will pay a promotional agent fee for providing marketing support for the distribution of the contracts.


  CLAFS acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the policies for the Variable Account pursuant to a distribution agreement involving CLAFS and us. CLAFS is not obligated to sell any specific number of policies. CLAFS principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.


                               LEGAL PROCEEDINGS

  There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.


                                 VOTING RIGHTS


  To the extent deemed to be required by law and as described in the Prospectuses for the Funds, shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings in accordance with instructions received from persons having voting interests in the corresponding sub-accounts. If however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the shares in our own right, we may elect to do so.



  The number of votes which are available to you will be calculated separately for each sub-account of the Variable Account, and may include fractional votes. The number of votes attributable to a sub-account will be determined by applying your percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. You hold a voting interest in each sub-account to which the Variable Account value is allocated. You only have voting interest prior to the annuity date or maturity date.


  The number of votes which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with established procedures.

  Shares as to which no timely instructions are received and shares held by us in a sub-account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that sub-account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.



  Each person having a voting interest in a sub-account will receive proxy materials, reports, and other material relating to the appropriate portfolio.





                              FINANCIAL STATEMENTS


  Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated surplus, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors and the Actuary's Report thereon, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1996, and the related statement of operations and the statements of changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


  The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS



  ADDITIONAL POLICY PROVISIONS
        Contract ..................................................................       2
        Incontestability ..........................................................       2
        Misstatement of Age .......................................................       2
        Currency ..................................................................       3
        Place of Payment ..........................................................       3
        Non-Participation .........................................................       3
        Our Consent ...............................................................       3
  CALCULATION OF YIELDS AND TOTAL RETURNS
        Money Market Yields .......................................................       3
        Other Sub-Account Yields...................................................       4
        Total Returns .............................................................       5
        Effect of the Policy Administration Charge on Performance Data ............       8
SAFEKEEPING OF ACCOUNT ASSETS......................................................       8
  STATE REGULATION.................................................................       8
  RECORDS AND REPORTS .............................................................       8
  LEGAL MATTERS ...................................................................       8
  EXPERTS .........................................................................       9
  OTHER INFORMATION ...............................................................       9
  FINANCIAL STATEMENTS ............................................................       9

                                    Part B

                     Statement of Additional Information

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 500 MAMARONECK AVENUE, HARRISON, NEW YORK 10528

                             PHONE: (914) 835-8400


================================================================================

--------------------------------------------------------------------------------



                      STATEMENT OF ADDITIONAL INFORMATION
                           VARIABLE ANNUITY ACCOUNT 1

                SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


--------------------------------------------------------------------------------




This Statement of Additional Information contains information in addition to the information described in the Prospectus for the single premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the policy; Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III, and the Berger Trust Fund. The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain copies of the Prospectuses by writing or calling us at our address or phone number shown above.



      The date of this Statement of Additional Information is May 1, 1997.

                     STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS





ADDITIONAL POLICY PROVISIONS
     Contract  ........................................................        2
     Incontestability .................................................        2
     Misstatement Of Age ..............................................        2
     Currency .........................................................
     Place Of Payment .................................................        3
     Non-Participation ................................................        3
     Our Consent ......................................................        3

CALCULATION OF YIELDS AND TOTAL RETURNS
     Money Market Yields ..............................................        3
     Other Sub-account Yields .........................................        4
     Total Returns  ...................................................        5
     Effect Of The Policy Administration Charge On Performance Data....        8

SAFEKEEPING OF ACCOUNT ASSETS .........................................        8

STATE REGULATION ......................................................        8

RECORDS AND REPORTS ...................................................        8

LEGAL MATTERS  ........................................................        8

EXPERTS ...............................................................        9

OTHER INFORMATION .....................................................        9

FINANCIAL STATEMENTS  .................................................        9


                         ADDITIONAL POLICY PROVISIONS

CONTRACT





The entire contract is made up of the policy and the application for the policy. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the policy unless it is contained in the application and a copy of the application is attached to the policy at issue.





INCONTESTABILITY


We will not contest the policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the policy.

MISSTATEMENT OF AGE


If the age of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age.


If we make an overpayment because of an error in age, the overpayment plus interest at 3% compounded annually will be a debt against the policy. If the debt is not repaid, future payments will be reduced accordingly.




If we make an underpayment because of an error in age, any annuity payments will be recalculated at the correct age, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.




CURRENCY




All amounts payable under the policy will be paid in United States currency.

PLACE OF PAYMENT




All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.


NON-PARTICIPATION


The policy is not eligible for dividends and will not participate in our divisible surplus.




OUR CONSENT




If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Secretary or Actuary.


                   CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7 day period in the value of a hypothetical account under a policy having a balance of 1 unit of the Money Market Sub-account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit policy administration charge of $30 per year per policy deducted at the end of each policy year. Current Yield will be calculated according to the following formula:



     Current Yield = ((NCS-ES)/UV) X (365/7)


     Where:





NCS   =        the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-account unit.
ES    =        per unit expenses of the Sub-account for the 7 day period.
UV    =        the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 1996 was 3.61%.



We may also quote the effective yield of the Money Market Sub-account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     365/7
     Effective Yield = (1+((NCS-ES)/UV))         - 1
     Where:




NCS   =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-account unit.

ES    =    per unit expenses of the Sub-account for the 7 day period.

UV    =    the unit value for the first day of the 7 day period.



The effective yield for the 7 day period ended December 31, 1996 was 3.68%.



Because of the charges and deductions imposed under the policy, the yield for the Money Market Sub-account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.




OTHER SUB-ACCOUNT YIELDS



We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the (except the Money Market Sub-account) for a policy for 30 day or one month periods. The annualized yield of a sub-account refers to income generated by the sub-account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a sub-account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the sub-account units less sub-account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the sub-account include 1) the policy administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects a policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating the 30 day or one month yield, an average policy administration charge per dollar of policy value in the Variable Account is used to determine the amount of the charge attributable to the sub-account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:



                                           6
     Yield = 2 x ((((NI-ES)/(U x UV)) + 1)   -  1)
     Where:



NI   =    net income of the portfolio for the 30 day or one month period attributable to the sub-account's units.

ES   =    expenses of the sub-account for the 30 day or one month period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close (highest) of the last day in the 30 day or one month period.


Because of the charges and deductions imposed under the policies, the yield for the sub-account will be lower than the yield for the corresponding portfolio.


The yield on the amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The sub-account's actual yield is affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.


Yield calculations do not take into account the surrender charge under the policy. The surrender charge is equal to 6% of premiums paid during that current policy year and the previous 4 policy years on certain amounts surrendered or withdrawn under the policy as described in the Prospectus. A surrender charge will not be imposed on the first withdrawal in any policy year on an amount up to 10% of the premiums paid during that current policy year and the previous 4 policy years, if the systematic withdrawal privilege is not elected in that policy year.



TOTAL RETURNS



We may, from time to time, also quote in sales literature or advertisements total returns, including average annual total returns for one or more of the sub-accounts for various periods of time. We will always include quotes of average annual total return for the period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided.


Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


Average annual total returns will be calculated using sub-account unit values which we calculate on each valuation day based on the performance of the sub-account's underlying portfolio, and the deductions for the mortality and expense risk charge, daily administration fee and the policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating total return, an average per dollar policy administration charge attributable to the hypothetical account for the period is used. The total return will then be calculated according to the following formula:


     1
                   1/N
     TR = ((ERV/P))    -  1

     Where:



TR   =    the average annual total return net of sub-account recurring charges.

ERV  =    the ending redeemable value of the hypothetical account at the end of the period.

P    =    a hypothetical initial payment of $1,000.

N    =    the number of years in the period.





The total returns assume that the maximum fees and charges are imposed for calculations.

Average annual total returns for the periods ending December 31, 1996 as shown below for the sub-accounts were:


                                                                       FROM       FUND
                                        1 YEAR      5 YEAR  10 YEAR    FUND     INCEPTION
           SUB-ACCOUNT*                 RETURN      RETURN  RETURN   INCEPTION    DATE
                                       --------   --------- -------  ---------  ---------
Bond                                    (2.27)%     4.75%     ***      6.23%    12/04/89
Capital                                  5.55%        **      ***     11.55%    04/23/93
International Equity                    12.19%        **      ***     10.17%    04/24/95
Managed                                 (1.19)%     6.57%     ***      7.91%    12/04/89
Money Market                            (2.33)%     1.68%     ***      2.88%    12/04/89
Value Equity                             0.05%      7.11%     ***      8.81%    12/04/89
Alger American Growth                    6.29%     14.64%     ***     16.95%    01/08/89
Alger American MidCap Growth             4.86%        **      ***     21.60%    05/03/93
Alger American Leveraged AllCap          5.00%        **      ***     37.28%    01/25/95
Alger American Small Capitalization     (2.74)%     9.03%     ***     18.49%    09/20/88
Dreyfus Growth and Income               13.10%        **      ***     23.53%    05/02/94
Dreyfus Socially Responsible            14.07%        **      ***     16.76%    10/07/93
Fidelity VIP Growth                      7.61%     13.17%   13.48%    13.11%    10/09/86
Fidelity VIP High Income                 6.94%     12.96%    9.52%    10.33%    09/19/85
Fidelity VIP Overseas                    6.14%      7.12%     ***      6.20%    01/28/87
Fidelity VIP II Asset Manager            7.50%      9.25%     ***      9.93%    09/06/89
Fidelity VIP II Index 500               15.63%        **      ***     14.89%    08/27/92
Montgomery Variable Series
Emerging Markets                        (0.86)%       **      ***     (0.04)%   02/02/96
Seligman Communications and
Information                              1.80%        **      ***     18.98%    10/11/94
Seligman Frontier                       16.71%        **      ***     24.88%    10/11/94



* The Inception Dates of the Sub-accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier 5/1/95; Fidelity VIP II
     Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible,
     Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and
     Montgomery Variable Series Emerging Markets, 5/1/96. These dates may not coincide with the fund inception dates.

** These Sub-accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.

*** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1996, and accordingly, no ten year average annual return is available.


As of December 31, 1996, the Montgomery Variable Series Growth Fund and the Berger/BIAM IPT-International Fund sub-accounts had not commenced operations. Accordingly, we have not provided average annual total return information for those sub-accounts.


We may, from time to time, also quote in sales literature or advertisements, total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charge on amounts surrendered or withdrawn.

Average annual total returns without a surrender charge for the periods ended December 31, 1996 as shown below for the sub-accounts were:



                                                                       FROM       FUND
                                        1 YEAR      5 YEAR  10 YEAR    FUND     INCEPTION
           SUB-ACCOUNT*                 RETURN      RETURN  RETURN   INCEPTION    DATE
           ------------               ---------     ------  -------  ---------  ---------
CLASF Bond                               3.13%      5.20%     ***      6.23%    12/04/89
CLASF Capital                           10.95%        **      ***     12.45%    04/23/93
CLASF International Equity              17.59%        **      ***     13.13%    04/24/95
CLASF Managed                            4.21%      6.98%     ***      7.91%    12/04/89
CLASF Money Market                       3.07%      2.18%     ***      2.88%    12/04/89
CLASF Value Equity                       5.45%      7.52%     ***      8.81%    12/04/89
Alger American Growth                   11.69%     14.95%    ***     16.95%    01/08/89
Alger American MidCap Growth            10.26%        **      ***     22.32%    05/03/93
Alger American Leveraged AllCap         10.40%        **      ***     39.34%    01/25/95
Alger American Small Capitalization      2.66%      9.41%     ***     18.49%    09/20/88
Dreyfus Growth and Income               18.50%        **      ***     24.71%    05/02/94
Dreyfus Socially Responsible            19.47%        **      ***     17.73%    10/07/93
Fidelity VIP Growth                     13.01%     13.49%   13.48%    13.16%    10/09/86
Fidelity VIP High Income                12.34%     13.29%    9.52%    10.39%    09/19/85
Fidelity VIP Overseas                   11.54%      7.53%     ***      6.31%    01/28/87
Fidelity VIP II Asset Manager           12.90%      9.62%     ***     10.07%    09/06/89
Fidelity VIP II Index 500               21.03%        **      ***     15.41%    08/27/92
Montgomery Variable Series
Emerging Markets                         4.54%        **      ***      5.36%    02/02/96
Seligman Communications and
Information                              7.20%        **      ***     20.58%    10/11/94
Seligman Frontier                       22.11%        **      ***     26.39%    10/11/94



* The Inception Dates of the Sub-accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier 5/1/95; Fidelity VIP II
     Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible, Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and Montgomery
     Variable Series Emerging Markets, 5/1/96. These dates may not coincide with the fund inception dates.

** These Sub-accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.



*** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1996, and accordingly, no ten year average annual return is available.

As of December 31, 1996, the Montgomery Variable Series Growth Fund and the Berger/BIAM IPT-International Fund sub-accounts had not commenced operations. Accordingly, we have not provided average annual total return information for those sub-accounts.


EFFECT OF THE POLICY ADMINISTRATION CHARGE ON PERFORMANCE DATA


The policy provides for a $30 policy administration charge to be assessed annually on each policy anniversary proportionately from any sub-accounts or Fixed Account in which you are invested. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. For purposes of reflecting the policy administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average policy value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                        SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.




Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.




Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATION


We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. The policies will be modified to comply with the requirements of each applicable jurisdiction.


                             RECORDS AND REPORTS


We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                LEGAL MATTERS


All matters relating to New York law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by David A. Hopkins. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.

                                   EXPERTS


Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated surplus, and cash flows for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1996, and the related statement of operations and the statements of changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young, Chartered Accountants of Toronto, Canada as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                              OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.





                             FINANCIAL STATEMENTS


The Variable Account's statement of net assets as of December 31, 1996, and the statement of operations and the statements of changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors and the Actuary's Report thereon, are contained herein. Ernst & Young, Chartered Accountants, serve as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated surplus, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                              FINANCIAL STATEMENTS


                             CANADA LIFE OF NEW YORK
                           VARIABLE ANNUITY ACCOUNT 1


                                DECEMBER 31, 1996

                       WITH REPORT OF INDEPENDENT AUDITORS

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                              FINANCIAL STATEMENTS

                                December 31, 1996




                                    CONTENTS

Report of Independent Auditors ............................................    1

Audited Financial Statements

Statement of Net Assets ...................................................    2
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................   12
Notes to Financial Statements .............................................   20

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
Canada Life Insurance Company of New York



We have audited the accompanying statement of net assets of CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1 ("Variable Annuity Account 1") as at December 31, 1996 and the related statement of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, these financial statements present fairly, in all material respects, the financial position of Variable Annuity Account 1 as at December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the years ended December 31, 1996 and December 31, 1995 in accordance with accounting principles generally accepted in the United States.




Toronto, Canada
February 14, 1997
                                             /s/  Ernst & Young
                                                  Chartered Accountants

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                             STATEMENT OF NET ASSETS

                                DECEMBER 31, 1996

                                                                    CLASF SERIES
                                                                    ------------
                                  MONEY MARKET        MANAGED            BOND           EQUITY            CAPITAL
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------
NET ASSETS
 Investment in Canada
   Life of America Series
   Fund, Inc. at market
   [Note 3]                        $ 111,831         $ 114,815        $  7,635         $  96,986         $ 130,554
Dividends receivable                     286            12,462             428            10,815            12,275
Due from (to) Canada Life
   Insurance Company of New
   York [Note 6]                        (201)           (2,456)            (71)           (1,227)           (1,736)
Receivable (payable) for
   investments sold
   (purchased)                           (31)              (40)             14              (423)             (680)
                                  --------------------------------------------------------------------------------
Net assets                         $ 111,885         $ 124,781        $  8,006         $ 106,151         $ 140,413
                                  ================================================================================

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability
   reserve                         $ 111,885         $ 124,781        $  8,006         $ 106,151         $ 140,413
                                  --------------------------------------------------------------------------------
Net assets                         $ 111,885         $ 124,781        $  8,006         $ 106,151         $ 140,413
                                  ================================================================================

NUMBER OF UNITS OUTSTANDING            9,097             7,213             517             5,790             9,043
                                  ================================================================================

NET ASSET VALUE PER UNIT           $ 12.2991         $ 17.2995        $15.4855         $ 18.3335         $ 15.5273
                                  ================================================================================

See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1996

                                                                    FIDELITY VIP SERIES
                                                                    -------------------
                                            ASSET MANAGER         GROWTH           HIGH INCOME        OVERSEAS
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                            --------------------------------------------------------------------
NET ASSETS
Investment in Fidelity VIP
   at market [Note 3]                         $ 226,925          $ 226,783          $ 46,259          $ 41,242
Dividends receivable                                 --                 --                --                --
Due from (to) Canada Life
  Insurance Company of New York [Note 6]         (5,978)            (6,166)               20            (4,129)
Receivable (payable) for
  investments sold (purchased)                      (91)           (27,489)              (29)              194
                                            ------------------------------------------------------------------
Net assets                                    $ 220,856          $ 193,128          $ 46,250          $ 37,307
                                            ==================================================================

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve              $ 220,856          $ 193,128          $ 46,250          $ 37,307
                                            ------------------------------------------------------------------
Net assets                                    $ 220,856          $ 193,128          $ 46,250          $ 37,307
                                            ==================================================================

NUMBER OF UNITS OUTSTANDING                      10,818              5,368             1,506             2,014
                                            ==================================================================

NET ASSET VALUE PER UNIT                      $ 20.4156          $ 35.9777          $30.7105          $18.5236
                                            ==================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1996


                                                SELIGMAN PORTFOLIOS SERIES
                                                --------------------------
                                           COMMUNICATIONS AND
                                               INFORMATION         FRONTIER
                                               SUB-ACCOUNT        SUB-ACCOUNT
                                           ----------------------------------
NET ASSETS
Investment in Seligman
 Portfolios, Inc. at market [Note 3]            $386,044           $ 103,727
Dividends receivable                                  --                  --
Due from (to) Canada Life
  Insurance Company of New York [Note 6]           4,021              (1,029)
Receivable (payable) for
  investments sold (purchased)                     2,256               1,712
                                           ---------------------------------
Net assets                                      $392,321           $ 104,410
                                           =================================

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve                $392,321           $ 104,410
                                           ---------------------------------
Net assets                                      $392,321           $ 104,410
                                           =================================

NUMBER OF UNITS OUTSTANDING                       25,672               6,155
                                           =================================

NET ASSET VALUE PER UNIT                        $15.2821           $ 16.9634
                                           =================================


  See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1996

                                                                  ALGER AMERICAN SERIES
                                                                  ---------------------

                                                SMALL                                               LEVERAGED
                                           CAPITALIZATION         GROWTH           MIDCAP             ALLCAP
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                           --------------------------------------------------------------------
NET ASSETS
Investment in Alger
   at market [Note 3]                         $ 44,182           $ 11,777         $ 10,494           $  2,856
Dividends receivable                                --                 --               --                 --
Due from (to) Canada Life
  Insurance Company of New York [Note 6]        (2,393)               326             (782)               (14)
Receivable (payable) for
  investments sold (purchased)                     409                 --              774                 10
                                           ------------------------------------------------------------------
Net assets                                    $ 42,198           $ 12,103          $10,486           $  2,852
                                           ==================================================================

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve              $ 42,198           $ 12,103          $10,486           $  2,852
                                           ------------------------------------------------------------------
Net assets                                    $ 42,198           $ 12,103          $10,486           $  2,852
                                           ==================================================================

NUMBER OF UNITS OUTSTANDING                      1,030                336              500                150
                                           ==================================================================

NET ASSET VALUE PER UNIT                      $40.9689           $36.0208         $20.9720           $19.0133
                                           ==================================================================


  See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                                DECEMBER 31, 1996

                                                        DREYFUS SERIES
                                                        --------------
                                                       GROWTH AND INCOME       ALL SERIES
                                                          SUB-ACCOUNT           COMBINED
                                                       ----------------------------------
NET ASSETS
Investments in Canada Life of America Series
  Fund, Inc., Fidelity VIP, Seligman Portfolios,
  Inc.,Alger & Dreyfus at market [Note 3]                  $  2,872           $ 1,564,982
Dividends receivable                                             --                36,266
Due from (to) Canada Life
  Insurance Company of New York [Note 6]                         14               (21,801)
Receivable (payable) for
  investments sold (purchased)                                  (17)              (23,431)
                                                       ----------------------------------
Net assets                                                 $  2,869           $ 1,556,016
                                                       ==================================

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve                           $  2,869           $ 1,556,016
                                                       ----------------------------------
Net assets                                                 $  2,869           $ 1,556,016
                                                       ==================================

NUMBER OF UNITS OUTSTANDING                                     127
                                                       ==================================

NET ASSET VALUE PER UNIT                                   $22.5906
                                                       ==================================


  See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

                                                                          CLASF SERIES
                                                                          ------------
                                            MONEY MARKET     MANAGED          BOND          EQUITY          CAPITAL
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
Dividend income                                 $492        $ 12,462         $ 428         $ 10,815         $12,275
Less mortality & expense risk charges
   and other adjustments [Note 6]                183           2,075            99            1,438           3,896
                                            -----------------------------------------------------------------------
Net investment income (loss)                     309          10,387           329            9,377           8,379

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net unrealized appreciation
   (depreciation) on investments and
   foreign currency                               --          (5,453)          (64)          (3,623)          1,398
Net realized gain (loss) on
   investments and foreign currency               --             783            (4)             (29)          2,526
                                            -----------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                               --          (4,670)          (68)          (3,652)          3,924
                                            -----------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                   $309        $  5,717         $ 261         $  5,725         $12,303
                                            =======================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996


                                                                    FIDELITY VIP SERIES
                                                                    -------------------
                                           ASSET MANGER          GROWTH          HIGH INCOME        OVERSEAS
                                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
Dividend income                              $  8,193           $  7,472           $     1           $    76
Less mortality & expense risk charges
   and other adjustments [Note 6]               8,792              8,677               260             4,592
                                           -----------------------------------------------------------------
Net investment income (loss)                     (599)            (1,205)             (259)           (4,516)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net unrealized appreciation
   (depreciation) on investments and
   foreign currency                            16,398             12,130             2,759             3,523
Net realized gain (loss) on investments
   and foreign currency                         2,243                721                40               942
                                           -----------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments and foreign currency         18,641             12,851             2,799             4,465
                                           -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS           $ 18,042           $ 11,646           $ 2,540           $   (51)
                                           =================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996


                                                SELIGMAN PORTFOLIOS SERIES
                                                --------------------------
                                            COMMUNICATIONS AND
                                               INFORMATION          FRONTIER
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                            ----------------------------------
NET INVESTMENT INCOME (LOSS):
Dividend income                                 $     --             $13,059
Less mortality & expense risk charges
   and other adjustments [Note 6]                  4,467               4,100
                                            ----------------------------------
Net investment income (loss)                      (4,467)              8,959

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net unrealized appreciation
   (depreciation) on investments and
   foreign currency                               33,977                 380
Net realized gain (loss) on investments
   and foreign currency                               (9)              1,330
                                            ----------------------------------
Net realized and unrealized gain (loss)
   on investments and foreign currency            33,968               1,710
                                            ----------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS              $ 29,501             $10,669
                                            ==================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996


                                                                    ALGER AMERICAN SERIES*
                                                                    ----------------------
                                                SMALL                                                LEVERAGED
                                           CAPITALIZATION          GROWTH             MIDCAP           ALLCAP
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                           --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
Dividend income                                $    --            $   336            $    --            $ --
Less mortality & expense risk charges
   and other adjustments [Note 6]                  811                 10                841              14
                                           --------------------------------------------------------------------
Net investment income (loss)                      (811)               326               (841)            (14)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net unrealized appreciation
   (depreciation) on investments and
   foreign currency                             (1,555)              (309)             1,042             (30)
Net realized gain (loss) on investments
   and foreign currency                           (408)                (4)                 6              --
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments and foreign currency          (1,963)              (313)             1,048             (30)
                                           --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS             $(2,774)           $    13            $   207            $(44)
                                           ====================================================================


 See accompanying notes.
*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996


                                                      DREYFUS SERIES*
                                                      ---------------
                                                  GROWTH
                                                AND INCOME        ALL SERIES
                                                SUB-ACCOUNT        COMBINED
                                                ----------------------------
NET INVESTMENT INCOME (LOSS):
Dividend income                                    $ 297           $65,906
Less mortality & expense risk charges
   and other adjustments [Note 6]                      4            40,259
                                                ----------------------------
Net investment income (loss)                         293            25,647

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net unrealized appreciation
   (depreciation) on investments and
   foreign currency                                 (320)           60,253
Net realized gain (loss) on investments
   and foreign currency                               --             8,137
                                                ----------------------------
Net realized and unrealized gain (loss)
   on investments and foreign currency              (320)           68,390
                                                ----------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                 $ (27)          $94,037
                                                ============================


See accompanying notes.
*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996


                                                                       CLASF SERIES
                                                                       ------------
                                        MONEY MARKET      MANAGED           BOND          EQUITY           CAPITAL
                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                        ----------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $    309       $  10,387        $   329        $   9,377        $   8,379
Unrealized appreciation
    (depreciation) on investments
    and foreign currency                        --          (5,453)           (64)          (3,623)           1,398
Net realized gain (loss) on
    investments and foreign currency            --             783             (4)             (29)           2,526
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency                       309           5,717            261            5,725           12,303

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                  109,273         (32,059)            --             (135)          (7,919)
                                        ----------------------------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                           109,273         (32,059)            --             (135)          (7,919)
                                        ----------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                 109,582         (26,342)           261            5,590            4,384

NET ASSETS, BEGINNING OF YEAR                2,303         151,123          7,745          100,561          136,029
                                        ----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                   $111,885       $ 124,781        $ 8,006        $ 106,151        $ 140,413
                                        ============================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                                                     FIDELITY VIP SERIES
                                                                     -------------------
                                          ASSET MANAGER          GROWTH           HIGH INCOME          OVERSEAS
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                          -----------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $    (599)          $  (1,205)          $   (259)          $ (4,516)
Unrealized appreciation
   (depreciation) on investments
    and foreign currency                       16,398              12,130              2,759              3,523
Net realized gain (loss) on
    investments and foreign currency            2,243                 721                 40                942
                                          -----------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency                       18,042              11,646              2,540                (51)

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                      78,148              77,326             43,710             36,307
                                          -----------------------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                               78,148              77,326             43,710             36,307
                                          -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                     96,190              88,972             46,250             36,256

NET ASSETS, BEGINNING OF YEAR                 124,666             104,156                 --              1,051
                                          -----------------------------------------------------------------------

NET ASSETS, END OF YEAR                     $ 220,856           $ 193,128           $ 46,250           $ 37,307
                                          =======================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                           SELIGMAN PORTFOLIOS SERIES
                                           --------------------------
                                         COMMUNICATIONS
                                        AND INFORMATION        FRONTIER
                                          SUB-ACCOUNT         SUB-ACCOUNT
                                        ---------------------------------
OPERATIONS:
Net investment income (loss)               $  (4,467)          $  8,959
Unrealized appreciation
   (depreciation) on investments and
   foreign currency                           33,977                380
Net realized gain (loss) on
    investments and foreign currency              (9)             1,330
                                        ---------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency                      29,501             10,669

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                     97,920             62,676
                                        ---------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                              97,920             62,676
                                        ---------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                   127,421             73,345

NET ASSETS, BEGINNING OF YEAR                264,900             31,065
                                        ---------------------------------

NET ASSETS, END OF YEAR                    $ 392,321           $104,410
                                        =================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                                                ALGER AMERICAN SERIES*
                                                                ----------------------
                                             SMALL                                                LEVERAGED
                                        CAPITALIZATION         GROWTH             MIDCAP            ALLCAP
                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ---------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)               $   (811)          $    326           $   (841)          $   (14)
Unrealized appreciation
   (depreciation) on investments
    and foreign currency                     (1,555)              (309)             1,042               (30)
Net realized gain (loss) on
    investments and foreign currency
                                               (408)                (4)                 6                --
                                        ---------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency
                                             (2,774)                13                207               (44)

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                    44,972             12,090             10,279             2,896
                                        ---------------------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                             44,972             12,090             10,279             2,896
                                        ---------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                   42,198             12,103             10,486             2,852

NET ASSETS, BEGINNING OF YEAR                    --                 --                 --                --
                                        ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                    $ 42,198           $ 12,103           $ 10,486           $ 2,852
                                        =====================================================================


 See accompanying notes.

*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1996

                                        DREYFUS SERIES*
                                        ---------------
                                             GROWTH
                                           AND INCOME          ALL SERIES
                                           SUB-ACCOUNT          COMBINED
                                        ---------------------------------
OPERATIONS:
Net investment income (loss)                $    293           $   25,647
Unrealized appreciation
   (depreciation) on investments and
   foreign currency                             (320)              60,253
Net realized gain (loss) on
    investments and foreign currency
                                                  --                8,137
                                        ---------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency                         (27)              94,037


CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                      2,896              538,380
                                        ---------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                               2,896              538,380
                                        ---------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                     2,869              632,417

NET ASSETS, BEGINNING OF YEAR                     --              923,599
                                        ---------------------------------

NET ASSETS, END OF YEAR                     $  2,869           $1,556,016
                                        =================================


See accompanying notes..
*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1995


                                                                        CLASF SERIES
                                                                        ------------
                                        MONEY MARKET       MANAGED          BOND           EQUITY           CAPITAL
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                        -----------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)               $    83        $  20,366        $   539        $  17,321        $   3,068
Unrealized appreciation
    (depreciation) on
    investments and foreign currency            --            5,745            494           (4,467)          29,571
Net realized gain (loss)
    on investments and foreign
    currency                                    --            7,399             (4)           7,001            2,934
                                        -----------------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from
    operations and foreign currency             83           33,510          1,029           19,855           35,573

CAPITAL TRANSACTIONS:
Net increase (decrease) from
    unit transactions [Note 5]                 (30)         (74,787)            --           (8,349)          (5,163)
                                        -----------------------------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                               (30)         (74,787)            --           (8,349)          (5,163)
                                        -----------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                        53          (41,277)         1,029           11,506           30,410

NET ASSETS, BEGINNING OF YEAR                2,250          192,400          6,716           89,055          105,619
                                        -----------------------------------------------------------------------------

NET ASSETS, END OF YEAR                    $ 2,303        $ 151,123        $ 7,745        $ 100,561        $ 136,029
                                        =============================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1995


                                                                   FIDELITY VIP SERIES
                                                                   -------------------
                                            ASSET                                   HIGH
                                           MANAGER             GROWTH              INCOME            OVERSEAS
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                         ---------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $     916           $    (247)          $  1,737           $   (37)
Unrealized appreciation
    (depreciation) on
    investments and foreign currency         16,083              13,472                156               269
Net realized gain (loss)
    on investments and foreign
    currency                                    923               1,842              2,535               415
                                         ---------------------------------------------------------------------
Net increase (decrease) in net
    assets resulting from
    operations and foreign currency          17,922              15,067              4,428               647

CAPITAL TRANSACTIONS:
Net increase (decrease) from
    unit transactions [Note 5]              (13,227)             47,201            (32,509)           (8,814)
                                         ---------------------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                            (13,227)             47,201            (32,509)           (8,814)
                                         ---------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                    4,695              62,268            (28,081)           (8,167)

NET ASSETS, BEGINNING OF YEAR               119,971              41,888             28,081             9,218
                                         ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                   $ 124,666           $ 104,156           $     --           $$1,051
                                         =====================================================================


See accompanying notes.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1995

                                                  SELIGMAN PORTFOLIOS SERIES
                                                  --------------------------
                                           COMMUNICATIONS
                                           AND INFORMATION*           FRONTIER**           ALL SERIES
                                              SUB-ACCOUNT            SUB-ACCOUNT            COMBINED
                                           ----------------------------------------------------------
OPERATIONS:
Net investment income (loss)                   $  20,577               $ 1,291              $ 65,614
Unrealized appreciation
   (depreciation) on investments and
   foreign currency                              (47,768)                  380                13,935
Net realized gain (loss) on
    investments and foreign currency                 (81)                    2                22,966
                                           ----------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations
    and foreign currency                         (27,272)                1,673               102,515

CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
    transactions [Note 5]                        292,172                29,392               225,886
                                           ----------------------------------------------------------
Net increase (decrease) in net
    assets arising from capital
    transactions                                 292,172                29,392               225,886
                                           ----------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET
    ASSETS                                       264,900                31,065               328,401

NET ASSETS, BEGINNING OF YEAR                         --                    --               595,198
                                           ----------------------------------------------------------

NET ASSETS, END OF YEAR                        $ 264,900               $31,065              $923,599
                                           ==========================================================


See accompanying notes.

* For the period from June 22, 1995 (date of initial investment in Seligman Portfolios, Inc.) to December 31, 1995.

** For the period from August 1, 1995 (date of initial investment in Seligman
   Portfolios, Inc.) to December 31, 1995.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

1. ORGANIZATION

Canada Life of New York Variable Annuity Account 1 ("Variable Annuity Account 1") was established on September 13, 1989 as a separate investment account of Canada Life Insurance Company of New York ("CLNY") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Variable Annuity Account 1 are invested in either the shares of Canada Life of America Series Fund, Inc. (the "Series Fund"), a diversified, open-end, management investment company or in Fidelity Investments Variable Insurance Products Fund ("Fidelity"), a Massachusetts Business Trust organized as an open-end, diversified management investment company, in Seligman Portfolios, Inc. ("Seligman"), a diversified, open-end, management investment company, in Dreyfus Variable Investment Fund ("Dreyfus"), a diversified, open-end management investment company, or in Alger American Fund ("Alger"), a diversified, open-end, management investment company. Variable Annuity Account 1 commenced operations on December 4, 1989, with the exception of the CLASF Capital Series which commenced operations on April 23, 1993, the Fidelity Series which commenced operations on May 1, 1994, the Seligman Portfolio Series which commenced operations on May 1, 1995, the Alger American Series, and the Dreyfus Series which commenced operations on May 1, 1996.

The assets of Variable Annuity Account 1 are the property of CLNY. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of the Series Fund, Fidelity, Seligman, Alger and Dreyfus are valued at the reported net asset values of the respective Sub-account portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Variable Annuity Account 1 are maintained in U.S. dollars. The Fidelity VIP Series Overseas Sub-account and Dreyfus Growth and Income Sub-account contain investment securities and other assets and liabilities denominated in foreign currency that are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments in foreign securities usually denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

DIVIDENDS

Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Series Fund, Fidelity, Seligman, Alger and Dreyfus from their accumulated net investment income and net realized investment gains. Dividends in the Money market Sub-account are declared daily and paid quarterly. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to the Variable Annuity Account 1 are reinvested in additional shares of the respective Sub-accounts at the net asset value per share.

FEDERAL INCOME TAXES

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

3. INVESTMENTS

The investments held by Variable Annuity 1 as at December 31, 1996 are shown in the following table. For display purposes the number of shares shown has been rounded to eliminate fractional shares.


                                                  NUMBER          MARKET            MARKET
                                                 OF SHARES         PRICE             VALUE              COST
                                                 --------------------------------------------------------------
Money Market Sub-account                          11,183         $10.0001         $  111,831         $  111,831
Managed Sub-account                                9,731          11.7989            114,815            120,315
Bond Sub-account                                     737          10.3596              7,635              8,120
Equity Sub-account                                 7,463          12.9956             96,986            103,485
Capital Sub-account                                9,355          13.9555            130,554            103,344
Asset Manager Sub-account                         13,404          16.9296            226,925            197,008
Growth Sub-account                                 7,283          31.1387            226,783            198,513
High Income Sub-account                            3,695          12.5194             46,259             43,497
Overseas Sub-account                               2,189          18.8405             41,242             37,651
Communications and Information Sub-account        26,279          14.6902            386,044            399,835
Frontier Sub-account                               6,925          14.9786            103,727            102,967
Small Capitalization Sub-account                   1,080          40.9096             44,182             45,737
Growth Sub-account                                   343          34.3352             11,777             12,086
MidCap Sub-account                                   492          21.3293             10,494              9,452
Leveraged AllCap Sub-account                         148          19.2999              2,856              2,886
Growth and Income Sub-account                        147          19.5374              2,872              3,192
                                                                                  -----------------------------
                                                                                  $1,564,982         $1,499,919
                                                                                  =============================

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996


4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases for the year ended December 31, 1996 is presented below:

                                                                     AGGREGATE COST
                                                                      OF PURCHASES
                                                                     --------------
Money Market Sub-account                                                $156,296
Managed Sub-account                                                       23,827
Bond Sub-account                                                             639
Equity Sub-account                                                        19,188
Capital Sub-account                                                        7,299
Asset Manager Sub-account                                                104,305
Growth Sub-account                                                       129,753
High Income Sub-account                                                   44,362
Overseas Sub-account                                                      59,838
Communications and Information Sub-account                               125,555
Frontier Sub-account                                                      95,807
Small Capitalization Sub-account                                          81,129
Growth Sub-account                                                        12,230
MidCap Sub-account                                                        10,278
Leveraged AllCap Sub-account                                               2,895
Growth and Income Sub-account                                              3,192
                                                                        --------
                                                                        $876,593
                                                                        ========

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996


4. SECURITY PURCHASES AND SALES (CONTINUED)

The proceeds from sales of investments for the year ended December 31, 1996 are presented below:

                                                                   PROCEEDS OF SALES
                                                                   -----------------
Money Market Sub-account                                                $ 46,876
Managed Sub-account                                                       33,976
Bond Sub-account                                                              96
Equity Sub-account                                                         1,492
Capital Sub-account                                                       12,007
Asset Manager Sub-account                                                 20,419
Growth Sub-account                                                        19,722
High Income Sub-account                                                      936
Overseas Sub-account                                                      24,124
Communications and Information Sub-account                                36,846
Frontier Sub-account                                                      24,720
Small Capitalization Sub-account                                          34,985
Growth Sub-account                                                           140
MidCap Sub-account                                                           833
Leveraged AllCap Sub-account                                                  10
Growth and Income Sub-account                                                 --
                                                                        --------
                                                                        $257,182
                                                                        ========

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Small Capitalization, Growth, MidCap, Leveraged AllCap and Growth and Income portfolios commenced operations May 1, 1996.

                                                       YEAR ENDED DECEMBER 31, 1996
                                                           UNITS        AMOUNT
                                                       ----------------------------
CLASF SERIES
------------
 MONEY MARKET SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                  8,785      $ 109,303
   Terminated contracts and net transfers out                  (3)           (30)
                                                        ----------------------------
                                                            8,782        109,273
 MANAGED SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                      5             75
   Terminated contracts and net transfers out              (1,917)       (32,134)
                                                        ----------------------------
                                                           (1,912)       (32,059)
 BOND SUB-ACCOUNT
 Accumulation Units:
  Contract purchases and net transfers in                      --             --
  Terminated contracts and net transfers out                   --             --
                                                        ----------------------------
                                                               --             --

 EQUITY SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                      4             75
   Terminated contracts and net transfers out                 (12)          (210)
                                                        ----------------------------
                                                               (8)          (135)
 CAPITAL SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                    164          2,381
   Terminated contracts and net transfers out                (741)       (10,300)
                                                        ----------------------------
                                                             (577)        (7,919)
FIDELITY VIP SERIES
-------------------
 ASSET MANAGER SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                  4,967         96,042
   Terminated contracts and net transfers out                (917)       (17,894)
                                                        ----------------------------
                                                            4,050         78,148

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                         YEAR ENDED DECEMBER 31, 1996
                                                              UNITS     AMOUNT
                                                         ----------------------------
FIDELITY VIP SERIES (CONTINUED)
-------------------------------
 GROWTH SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                    3,362     114,162
   Terminated contracts and net transfers out                (1,062)    (36,836)
                                                             ------------------
                                                              2,300      77,326
 HIGH INCOME SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                    1,526      44,325
   Terminated contracts net transfers out                       (20)       (615)
                                                             ------------------
                                                              1,506      43,710
 OVERSEAS SUB-ACCOUNT
 Accumulated Units:
   Contract purchases and net transfers in                    3,504      59,599
   Terminated contracts and net transfers out                (1,338)    (23,292)
                                                             ------------------
                                                              2,166      36,307
SELIGMAN PORTFOLIO SERIES
 COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                    9,001     125,020
   Terminated contracts and net transfers out                (1,941)    (27,100)
                                                             ------------------
                                                              7,060      97,920
 FRONTIER SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                    5,469      84,152
   Terminated contracts and net transfers out                (1,367)    (21,476)
                                                             ------------------
                                                              4,102      62,676
ALGER AMERICAN SERIES
---------------------
 SMALL CAPITALIZATION SUB-ACCOUNT (FROM MAY 1, 1996)
 Accumulation Units:
   Contract purchases and net transfers in                    1,034      45,112
   Terminated contracts net transfers out                        (3)       (140)
                                                             ------------------
                                                              1,031      44,972

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)



                                                          YEAR ENDED DECEMBER 31, 1996
                                                                UNITS     AMOUNT
                                                          ----------------------------
ALGER AMERICAN SERIES (CONTINUED)
---------------------------------
 GROWTH SUB-ACCOUNT (FROM MAY 1, 1996)
 Accumulated Units:
   Contract purchases and net transfers in                       340       12,230
   Terminated contracts and net transfers out                     (4)        (140)
                                                               ------------------
                                                                 336       12,090
 MIDCAP SUB-ACCOUNT (FROM MAY 1, 1996)
 Accumulation Units:
   Contract purchases and net transfers in                       500       10,279
   Terminated contracts and net transfers out                     --           --
                                                               ------------------
                                                                 500       10,279
 LEVERAGED ALLCAP SUB-ACCOUNT (FROM MAY 1, 1996)
 Accumulation Units:
   Contract purchases and net transfers in                       150        2,896
   Terminated contracts and net transfers out                     --           --
                                                               ------------------
                                                                 150        2,896
DREYFUS SERIES
--------------
 GROWTH AND INCOME SUB-ACCOUNT (FROM MAY 1, 1996)
 Accumulation Units:
   Contract purchases and net transfers in                       127        2,896
   Terminated contracts and net transfers out                     --           --
                                                               ------------------
                                                                 127        2,896

Net increase from unit transactions                                     $ 538,380
                                                                        =========

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                       YEAR ENDED DECEMBER 31, 1995
                                                            UNITS       AMOUNT
                                                       ----------------------------
CLASF SERIES
------------
 MONEY MARKET SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     --      $     --
   Terminated contracts and transfers out                      (3)          (30)
                                                           --------------------
                                                               (3)          (30)
 MANAGED SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     82         1,217
   Terminated contracts and transfers out                  (4,939)      (76,004)
                                                           --------------------
                                                           (4,857)      (74,787)
 BOND SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     --            --
   Terminated contracts and transfers out                      --            --
                                                           --------------------
                                                               --            --
 EQUITY SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                  1,600        26,908
   Terminated contracts and transfers out                  (2,064)      (35,257)
                                                           --------------------
                                                             (464)       (8,349)
 CAPITAL SUB-ACCOUNT
 Accumulation Units:
   Contract Purchases and net transfers in                    769         8,794
   Terminated contracts and net transfers out              (1,038)      (13,957)
                                                           --------------------
                                                             (269)       (5,163)
FIDELITY VIP SERIES
-------------------
 ASSET MANGER SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     --            --
   Terminated contracts and net transfers out                (768)      (13,227)
                                                           --------------------
                                                             (768)      (13,227)

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                       YEAR ENDED DECEMBER 31, 1995
                                                            UNITS       AMOUNT
                                                       ----------------------------
FIDELITY VIP SERIES (CONTINUED)
-------------------------------
 GROWTH SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                  1,702        53,789
   Terminated contracts and net transfers out                (195)       (6,588)
                                                           --------------------
                                                            1,507        47,201
 HIGH INCOME SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     --            --
   Terminated contracts and net transfers out              (1,206)      (32,509)
                                                           --------------------
                                                           (1,206)      (32,509)
 OVERSEAS SUB-ACCOUNT
 Accumulation Units:
   Contract purchases and net transfers in                     63           966
   Terminated contracts and net transfers out                (594)       (9,780)
                                                           --------------------
                                                             (531)       (8,814)
SELIGMAN PORTFOLIO SERIES
-------------------------
 COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
 (FROM JUNE 22, 1995)
 Accumulation Units:
   Contract purchases and net transfers in                 18,782       294,672
   Terminated contracts and net transfers out                (170)       (2,500)
                                                           --------------------
                                                           18,612       292,172
 FRONTIER SUB-ACCOUNT (FROM AUGUST 1, 1995)
 Accumulation Units:
   Contract purchases and net transfers in                  2,237        29,392
   Terminated contracts and net transfers out                  --            --
                                                           --------------------
                                                            2,237        29,392

 Net increase from unit transactions                                   $225,886
                                                                       ========

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1996

6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES AND OTHER ADJUSTMENTS

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each of the Sub-accounts at the end of each valuation period. The net investment income for the Sub-accounts was adjusted by $(23,947) for outstanding transactions at December 31, 1996.

7. NET ASSETS

Net assets in each Sub-account as at December 31, 1996 consisted of the following:


                                                            NET        NET
                                 ACCUMULATED ACCUMULATED  REALIZED  UNREALIZED
     SUB-               UNIT       M AND E   INVESTMENT   GAIN ON    GAIN ON
   ACCOUNT          TRANSACTION    CHARGES     INCOME   INVESTMENTS INVESTMENTS  COMBINED
------------------------------------------------------------------------------------------
Money Market        $  111,112    $   (587)   $  1,360        --          --    $  111,885
Managed                 76,620      (9,361)     52,971   $10,051    $ (5,500)      124,781
Bond                     6,311        (483)      3,153      (490)       (485)        8,006
Equity                  76,095      (5,774)     34,426     7,903      (6,499)      106,151
Capital                 94,740      (6,032)     19,458     5,037      27,210       140,413
Asset Manager          185,848      (8,775)     10,718     3,148      29,917       220,856
Growth                 163,502      (9,306)      8,085     2,577      28,270       193,128
High Income             39,484        (579)      2,008     2,575       2,762        46,250
Overseas                36,921      (4,693)        131     1,357       3,591        37,307
Communications
  and Information      390,092      (5,549)     21,659       (90)    (13,791)      392,321
Frontier                92,068      (4,180)     14,430     1,332         760       104,410
Small capital           44,972        (811)         --      (408)     (1,555)       42,198
Growth                  12,090         (10)        336        (4)       (309)       12,103
MidCap                  10,279        (841)         --         6       1,042        10,486
Leveraged AllCap         2,896         (14)         --        --         (30)        2,852
Growth and
  Income                 2,896          (4)        297        --        (320)        2,869
                    ----------------------------------------------------------------------

                    $1,345,926    $(56,999)   $169,032   $32,994    $ 65,063    $1,556,016
                    ======================================================================

8. UNIT VALUE

Unit Values as reported are calculated as total net assets divided by total units for each Sub-account which may be made up of more than one underlying portfolio series.

                              FINANCIAL STATEMENTS


                        CANADA LIFE INSURANCE COMPANY OF
                                    NEW YORK


                                December 31, 1996

                              With Auditors' Report

                                ACTUARY'S REPORT



To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York.

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheets at December 31, 1996 and 1995, and its statements of operations for the years ended December 31, 1996, 1995 and 1994.

In my opinion:

         (i) The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

       (ii) The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



                                                      /s/ K.T. Ledwos
Atlanta, Georgia                                      --------------------------
February 14, 1997                                     K.T. Ledwos, FSA, MAAA
                                                      Actuary

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK

                              FINANCIAL STATEMENTS

                                December 31, 1996




                                    CONTENTS


Auditors' Report ..........................................................    1

Audited Financial Statements

Balance Sheets - Statutory Basis ..........................................    3

Statements of Operations - Statutory Basis ................................    4

Statements of Accumulated Surplus - Statutory Basis .......................    5

Statements of Cash Flows - Statutory Basis ................................    6

Notes to Financial Statements - Statutory Basis ...........................    8

Supplemental Schedule of Selected Statutory-Basis Financial Data ..........   27

Note to Supplemental Schedule of Selected Statutory-Basis Financial Data ..   30

                         REPORT OF INDEPENDENT AUDITORS




To the Shareholder, Directors and Policlyholders of
Canada Life Insurance Company of New York



We have audited the accompanying statutory-basis balance sheets of CANADA LIFE INSURANCE COMPANY OF NEW YORK as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for mutual life insurance companies and with reporting practices prescribed or permitted by the Insurance Department of the State of New York. As described in Note 2, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Canada Life Insurance Company of New York at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.




Toronto, Canada
February 14, 1997                            /s/ Ernst & Young

                                             Chartered Accountants

CANADA LIFE INSURANCE COMPANY OF NEW YORK


                        BALANCE SHEETS - STATUTORY BASIS
                            [in thousands of dollars]
                             except per share values

AS AT DECEMBER 31                                                           1996        1995
----------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS [note 3]
Bonds, at amortized cost less write-downs [fair value - 1996 - $147,774;
   1995 - $134,787] ....................................................  $142,002    $125,398
Mortgage loans, at amortized cost less write-downs .....................    79,900      74,785
Preferred stocks, at cost [fair value - 1996 - $21; 1995 - $23] ........        15          16
Common stocks, at fair value [cost - 1996 - $4,442; 1995 - $4,487] .....     8,336       7,728
Policy loans ...........................................................    12,264      12,165
Short-term investments, at cost ........................................     5,495       3,200
Cash and interest-bearing deposits .....................................     2,027         985
----------------------------------------------------------------------------------------------
TOTAL CASH AND INVESTMENTS .............................................   250,039     224,277
Deferred premiums and premiums in the course of collection .............     2,798       2,326
Investment income due and accrued ......................................     3,581       3,035
Other assets [including federal tax recoverable] .......................     1,315       1,875
Assets held in separate accounts [note 6] ..............................     3,258         925
----------------------------------------------------------------------------------------------
TOTAL ASSETS ...........................................................  $260,991    $232,438
==============================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Actuarial reserves .....................................................  $226,890    $205,615
Benefits in course of payment and provision for unreported claims ......       389         316
Policyholders' amounts left on deposit at interest .....................     3,764       4,096
Provisions for future policy dividends .................................     2,539       2,287
----------------------------------------------------------------------------------------------
POLICY BENEFIT LIABILITIES .............................................   233,582     212,314
Interest maintenance reserve ...........................................       469         272
Amounts payable to parent company [note 6[b]] ..........................     1,245         414
Unallocated amounts ....................................................       396         421
Miscellaneous liabilities
  [including provision for outstanding taxes and expenses] .............     4,764       2,196
Asset valuation reserve ................................................     3,069       3,034
Liabilities from separate accounts .....................................     3,258         925
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES ......................................................   246,783     219,576
----------------------------------------------------------------------------------------------

CAPITAL AND SURPLUS [note 9]
Capital stock
   Authorized and issued:
     100,000 common shares at a par value of $10 per share .............     1,000       1,000
Paid-in surplus ........................................................     2,850       2,850
Accumulated surplus ....................................................    10,358       9,012
----------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS ..............................................    14,208      12,862
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND CAPITAL AND SURPLUS ..............................  $260,991    $232,438
==============================================================================================


See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK


                   STATEMENTS OF OPERATIONS - STATUTORY BASIS
                            [in thousands of dollars]

YEARS ENDED DECEMBER 31
                                                               1996       1995        1994
-------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note 6]   $37,423   $ 23,045    $ 36,707
Considerations for supplementary contract
   and dividends left on deposit                               1,006        262         841
Net investment income [note 3[a]]                             18,793     18,109      16,816
Other income                                                      11          9         248
Adjustments on reinsurance ceded                               1,946       (476)       (479)
-------------------------------------------------------------------------------------------
TOTAL REVENUES                                                59,179     40,949      54,133
-------------------------------------------------------------------------------------------

EXPENDITURES
Death benefits, disability benefits and matured
   endowments on insurance                                     1,687      1,486       1,836
Annuity benefits                                              13,802     12,861      11,348
Surrender benefits                                             7,074      4,352       5,065
Payments on supplementary contracts and
    dividends left on deposit                                    745        765         590
Interest on policy or contract funds                             469        132          86
Dividends to policyholders                                     2,706      2,377       2,182
-------------------------------------------------------------------------------------------
TOTAL PAYMENTS TO POLICYHOLDERS AND BENEFICIARIES             26,483     21,973      21,107

Increase in actuarial reserves                                20,772     11,274      25,468
Commissions to agents                                          2,847      2,128       2,790
General insurance expenses                                     4,891      3,994       4,052
Taxes, licenses and fees                                         556        632         475
Other disbursements                                              276        160          29
Transfers to separate accounts                                 2,103        217         155
-------------------------------------------------------------------------------------------
TOTAL EXPENDITURES                                            57,928     40,378      54,076
-------------------------------------------------------------------------------------------

Income from operations before federal income
   taxes and net realized capital gains                        1,251        571          57
Provision for federal income taxes [note 4]                      599        534         479
-------------------------------------------------------------------------------------------

Income (loss) from operations before
    net realized capital gains                                   652         37        (422)
Net realized capital gains [note 3[b]]                           476        187         230
-------------------------------------------------------------------------------------------

NET INCOME (LOSS)                                            $ 1,128   $    224    $   (192)
===========================================================================================


See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK




               STATEMENTS OF ACCUMULATED SURPLUS - STATUTORY BASIS
                            [in thousands of dollars]


YEARS ENDED DECEMBER 31



                                                       1996       1995       1994
-----------------------------------------------------------------------------------


ACCUMULATED SURPLUS, BEGINNING OF YEAR               $  9,012    $ 8,195    $ 9,160
Net income (loss)                                       1,128        224       (192)
Change in net unrealized capital gains (losses)           665      1,691       (490)
Change in surplus on account of:
   Non-admitted assets                                   (239)       425       (433)
   Actuarial valuation basis                             (172)      (193)       400
   Asset valuation reserve                                (35)      (929)      (249)
   Provision for postretirement benefits [note 11]         --       (401)        --
   Adjustment for gain in currency exchange                (1)        --         (1)
-----------------------------------------------------------------------------------

ACCUMULATED SURPLUS, END OF YEAR                     $ 10,358    $ 9,012    $ 8,195
===================================================================================


See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK


                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                            [in thousands of dollars]

YEARS ENDED DECEMBER 31


                                                                  1996        1995         1994
------------------------------------------------------------------------------------------------
OPERATIONS
  Premiums, policy proceeds, and other considerations
    received                                                    $ 39,668    $ 22,247    $ 36,931
  Net investment income received                                  16,964      16,953      15,757
  Benefits paid                                                  (23,721)    (19,952)    (18,260)
  Insurance expenses (paid)                                       (8,445)     (6,780)     (7,123)
  Dividends paid to policyholders                                 (2,440)     (2,145)     (2,039)
  Federal income taxes paid                                         (599)       (534)       (141)
  Net (increase) in policy loans                                     (99)       (241)       (249)
  Net transfers (to) Separate Accounts                            (2,130)       (219)       (155)
  Other income received net of other expenses                         --          --         686
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATIONS                                   19,198       9,329      25,407

PROCEEDS FROM SALES, MATURITIES, OR
REPAYMENTS OF INVESTMENTS
  Bonds                                                           49,924      45,262      39,234
  Preferred stocks                                                     1           1          --
  Common stocks                                                    3,690       2,070       3,220
  Mortgage loans                                                   3,812       3,759       5,227
  Real estate                                                        536         273         530
  Miscellaneous proceeds                                             122          73          --
------------------------------------------------------------------------------------------------
  Total investments proceeds                                      58,085      51,438      48,211
  Taxes paid (received) on capital gains (losses)                    517         520        (317)
------------------------------------------------------------------------------------------------
NET PROCEEDS FROM SALES, MATURITIES, OR REPAYMENTS OF
  INVESTMENTS                                                     57,568      50,918      48,528

OTHER CASH PROVIDED
  Other sources                                                    4,360       1,406          --
------------------------------------------------------------------------------------------------
Total other cash provided                                          4,360       1,406          --
------------------------------------------------------------------------------------------------
TOTAL CASH PROVIDED                                               81,126      61,653      73,935
------------------------------------------------------------------------------------------------

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                            [in thousands of dollars]

YEARS ENDED DECEMBER 31


                                                     1996      1995       1994
-------------------------------------------------------------------------------


COST OF INVESTMENTS ACQUIRED
  Bonds                                             64,961    48,700     63,367
  Common stocks                                      2,592     1,101      2,498
  Mortgage loans                                     9,682     7,725      7,065
  Real estate                                           31        15         97
  Miscellaneous applications                            59       437         73
-------------------------------------------------------------------------------
TOTAL COST OF INVESTMENTS ACQUIRED                  77,325    57,978     73,100

OTHER CASH APPLIED
  Other applications, net                              464     2,424      3,754
-------------------------------------------------------------------------------
Total other cash applied                               464     2,424      3,754
-------------------------------------------------------------------------------
TOTAL CASH USED                                     77,789    60,402     76,854
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS                                        3,337     1,251     (2,919)

CASH AND SHORT-TERM INVESTMENTS
  Beginning of year                                  4,185     2,934      5,853
-------------------------------------------------------------------------------
  END OF YEAR                                      $ 7,522   $ 4,185   $  2,934
===============================================================================


See accompanying notes

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

1. ORGANIZATION

Canada Life Insurance Company of New York ["Company"] was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company ["Parent"], a mutual life and accident and health insurance company. The Company is licensed to sell individual and group life, health, and investment products in the State of New York.

2. BASIS OF ACCOUNTING

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles ("GAAP"). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC is currently in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material. The Company currently follows only prescribed accounting practices.

The 1995 financial statements presented for comparative purposes were previously described as also being prepared in accordance with GAAP for mutual life insurance companies. Pursuant to FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises ("FIN 40"), as amended, which is effective for 1996 annual financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

In January 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts. This Statement extends the requirements of FASB Statements No. 60, Accounting and Reporting by Insurance Enterprises; No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, to mutual life insurance enterprises. Also, in January 1995, the AICPA issued Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

2. BASIS OF ACCOUNTING (CON'T)

This Statement of Position (SOP) provides accounting guidance for certain participating insurance contracts of mutual life insurance enterprises. Both Statement No. 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. The Company has not implemented these pronouncements.

The more significant variances from GAAP are as follows:

     Investments: Investments in bonds are reported at amortized cost based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to a separate surplus account.

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required for GAAP.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the "Interest Maintenance Reserve" in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The "Asset Valuation Reserve" is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

2. BASIS OF ACCOUNTING (CON'T)

     accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Nonadmitted Assets: Certain assets designated as "nonadmitted" as defined by regulatory authorities, such as negative IMR, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

     Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

     Federal Income Taxes: Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

A summary of the significant accounting practices employed by the Company is as follows:

[a] Assets included in the balance sheets are "admitted assets" as defined by regulatory authorities. Certain assets such as furniture and fixtures are charged against accumulated surplus at the date of acquisition.

[b] Bonds are stated at values prescribed by the NAIC, as follows. Bonds not backed by other loans are principally stated at amortized cost. Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities. Mortgage loans are carried at amortized cost less principal repayments. Real estate is carried at the lower of current market value or cost less depreciation, which is computed on the straight-line basis over the estimated useful lives of the properties. Common stocks are carried at fair value and preferred stocks are carried at cost. Gains and losses resulting from sales of investment securities are recognized using an average cost basis. Unrealized capital gains and losses are reflected as a direct credit or charge to the surplus or deficit of the Company.

[c] Policy loans are carried at their unpaid balance and are fully secured by the cash surrender value of the policies on which the respective loans are made.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

2. BASIS OF ACCOUNTING (CON'T)

[d] Actuarial reserves represent the amount required, in addition to future premiums, annuity considerations and interest, to provide for future payments under insurance and annuity contracts.

         Reserves for annual premium life insurance contracts issued prior to 1977 are determined on the net level premium method using primarily the 1941 CSO and 1958 CSO [IPC] mortality tables with assumed interest rates ranging from 2% to 3 1/2%. Reserves for life insurance contracts issued between 1977 and 1988 are determined by a modification of the Commissioners' Reserve Valuation Method using primarily the 1958 CSO [IPC] and 1958 CSO [CONT] mortality tables with assumed interest rates ranging from 2 1/2% to 5 1/2%. Reserves for life insurance contracts issued after 1988 use the 1980 CSO [CONT] mortality tables with assumed interest rates ranging from 4% to 5.5%.

         Reserves for individual payout annuity contracts are determined using primarily the 1971 Individual Annuity Mortality and the 1983 "A" mortality tables with interest rates ranging from 6% to 11 1/4%.

         Reserves for individual non-participating accumulator annuities in the general account are calculated according to the Commissioners' Annuity Reserve Valuation Method (CARVM) with interest rates ranging from 4% to 8 1/4%.

         Changes in actuarial reserves due to changes in valuation assumptions are shown as adjustments to accumulated surplus.

[e] Premiums and annuity considerations paid annually are recorded as income on the policy anniversary date. Premiums and annuity considerations collected on other than an annual basis are included in income as they become receivable.

[f] Income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

[g] Separate accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the separate accounts are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements.

[h] Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of earnings and surplus is allocated to participating policies based on various allocation bases.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

[i] For the purposes of the statements of cash flows, cash refers to demand deposits with banks and other financial institutions.

[j] The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value. Both items are reported as other assets.

[k] The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

[l] Certain amounts in the accompanying financial statements for 1995 have been reclassified to conform with 1996 financial statement presentation.

[m] The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and interest-bearing deposits, short-term investments and policy loans: The carrying amounts reported in the balance sheets for these items approximate their fair values.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans: The fair values for mortgage loans are estimated based on discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers.

Derivative Instruments: The Company utilizes derivative instruments limited to contracts to buy or sell U.S. Treasury securities used to hedge specific asset and liability interest rate risks. Fair values for the Company's interest rate futures contracts and options that have not settled are based on current settlement values.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS



[a] Additional information with respect to net investment income is as follows:

                                                       YEARS ENDED DECEMBER 31
                                                       1996      1995      1994
--------------------------------------------------------------------------------
                                                      [in thousands of dollars]
Interest and dividends on fixed maturities           $10,145   $ 9,653   $ 8,857
Income on real estate                                     47        17        27
Dividends on equity securities                           165       145       183
Amortization of interest maintenance reserve             189       132        78
Interest on:
  Mortgage loans                                       7,730     7,536     7,167
  Policy loans                                           722       704       651
  Short-term investments                                 264       388       236
Other income                                              28        28        --
--------------------------------------------------------------------------------
                                                      19,290    18,603    17,199
Less investment expenses                                 497       494       383
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $18,793   $18,109   $16,816
================================================================================


[b]      Summary of realized capital gains (losses):

                                                     YEAR ENDED DECEMBER 31
                                                    1996       1995      1994
-------------------------------------------------------------------------------
                                                    [in thousands of dollars]
Realized capital gains (losses):
   Fixed maturities                               $   440    $ 1,146    $(1,613)
   Equity securities                                1,053        775        353
   Mortgage loans                                    (264)       (62)        --
   Real estate                                         27         31        108
   Derivative instruments                             122       (359)        --
-------------------------------------------------------------------------------
                                                    1,378      1,531     (1,152)
Income tax benefit (expense)                         (517)      (521)       317
Transfer from (to) interest maintenance reserve      (385)      (823)     1,065
-------------------------------------------------------------------------------
NET REALIZED CAPITAL GAINS                        $   476    $   187    $   230
===============================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1996, 1995 and 1994 were $49,924,000, $45,262,000 and
$39,234,000, respectively. Gross gains of $809,000, $1,679,000 and $809,000 and gross losses of $369,000, $534,000 and $2,422,000, respectively, were realized on those sales for the years ended December 31, 1996, 1995 and 1994. Gross gains of $1,122,000, $933,000 and $537,000 and gross losses of $69,000, $158,000 and
$184,000, respectively, were realized on sales of equity securities for the years ended December 31, 1996, 1995 and 1994.

[c] The amortized cost, carrying value, gross unrealized gains, gross unrealized losses and fair values of fixed maturity investments by security type are as follows:

                                                               DECEMBER 31, 1996
                                  -----------------------------------------------------------------------------
                                                                      GROSS           GROSS
                                  AMORTIZED         CARRYING        UNREALIZED      UNREALIZED
                                    COST              VALUE           GAINS           LOSSES         FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                            [in thousands of dollars]
United States Government
  agencies and authorities        $ 62,281          $ 62,281          $4,711          $ (66)          $ 66,926
Foreign governments                     --                --              --             --                 --
Public utilities                    12,118            11,949             165            (12)            12,102
Mortgage-backed securities           9,796             9,796              --             --              9,796
All other corporate bonds           57,976            57,976           1,003            (29)            58,950
---------------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES            $142,171          $142,002          $5,879          $(107)          $147,774
===============================================================================================================


                                                               DECEMBER 31, 1995
                                  -----------------------------------------------------------------------------
                                                                      GROSS           GROSS
                                  AMORTIZED         CARRYING        UNREALIZED      UNREALIZED
                                    COST              VALUE           GAINS           LOSSES         FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                            [in thousands of dollars]
United States Government
  agencies and authorities        $ 51,763          $ 51,763          $8,227          $  (6)          $ 59,984
Foreign governments                     88                88              --             --                 88
Public utilities                    11,722            11,551             330             --             11,880
Mortgage-backed securities           9,772             9,772              --             --              9,772
All other corporate bonds           52,225            52,224             940           (102)            53,063
---------------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES            $125,570          $125,398          $9,497          $(108)          $134,787
===============================================================================================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

Differences between the amortized cost and carrying value for fixed maturity securities are due to the NAIC statutory requirement for fixed maturity securities in default that the carrying value be set at the lower of amortized cost or fair value.

Unrealized gains and losses on fixed maturities are based on NAIC required fair values. For the years ended December 31, 1996, 1995 and 1994, there were changes in net unrealized gains and losses on fixed maturities of $(3,617,000), $9,417,000 and $(5,246,000), respectively. These unrealized gains and losses are not reflected in the accompanying financial statements. The Company's investment policy, generally, is to hold fixed maturity investments until maturity. However, under certain circumstances where there are changes in business or financial conditions, individual securities may be liquidated prior to maturity.

[d] The carrying value and the NAIC fair value of fixed maturity investments by maturity date are shown below. Mortgage-backed securities were included in the various categories in accordance with their scheduled maturity table.

                                                           DECEMBER 31, 1996
                                                           -----------------
                                                   CARRYING VALUE      FAIR VALUE
---------------------------------------------------------------------------------
                                                       [in thousands of dollars]
1 year or less                                         $  4,018         $  4,027
Over 1 year through 5 years                              26,634           26,812
Over 5 years through 10 years                            40,589           40,978
Over 10 years                                            70,761           75,957
                                                       -------------------------
                                                       $142,002         $147,774
                                                       =========================


[e] Unrealized capital gains and losses, resulting from carrying marketable equity securities at fair value in the accompanying financial statements, are recorded directly in surplus. The changes in the unrealized gains (losses) on marketable equity securities were $653,000, $1,077,000 and $(445,000) for the years ended December 31,
         1996, 1995 and 1994, respectively. The accumulated gross unrealized gains and accumulated gross unrealized losses on marketable equity securities were as follows:

                                         1996            1995             1994
                                        ---------------------------------------
                                              [in thousands of dollars]
Accumulated gross unrealized gains      $3,912          $3,250           $2,259
Accumulated gross unrealized losses        (18)             (9)             (95)
                                        ---------------------------------------
Net unrealized gains                    $3,894          $3,241           $2,164
                                        =======================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

[f] The carrying value and fair value of the Company's investments in mortgage loans and policy loans were as follows at December 31, 1996:

                                                    CARRYING VALUE     FAIR VALUE
                                                    -----------------------------
                                                       [in thousands of dollars]
Commercial mortgages                                   $ 80,089          $86,569
Residential mortgages                                         3                3
Write-downs on mortgage loans                              (192)              --
                                                       -------------------------
                                                         79,900           86,572
                                                       -------------------------
Policy loans                                           $ 12,264          $12,264
                                                       =========================

The Company's distribution of mortgage loans by property type and by the ten most significant states follows:

                                                           DECEMBER 31, 1996
                                                       -------------------------
                                                        AMOUNT           PERCENT
                                                       -------------------------
                                                       [in thousands of dollars]
PROPERTY TYPE
  Apartments and townhomes                             $ 31,892           39.9 %
  Residential                                                 3            0.0 %
  Retail                                                 24,531           30.7 %
  General office buildings                                8,562           10.7 %
  Industrial and warehouse                               12,640           15.8 %
  Other                                                   2,464            3.1 %
  Write-downs on mortgage loans                            (192)          (0.2)%
                                                       -------------------------
  Total                                                $ 79,900          100.0 %
                                                       =========================

                                                           DECEMBER 31, 1996
                                                       -------------------------
                                                        AMOUNT           PERCENT
                                                       -------------------------
                                                       [in thousands of dollars]
STATE

California                                             $ 15,386           19.3 %
Pennsylvania                                              9,245           11.6 %
Ohio                                                      8,929           11.2 %
Illinois                                                  6,413            8.0 %
New York                                                  5,004            6.3 %
Michigan                                                  4,824            6.0 %
New Jersey                                                4,295            5.4 %
Minnesota                                                 3,821            4.8 %
Oregon                                                    3,467            4.3 %
Maryland                                                  3,271            4.1 %
Other                                                    15,437           19.2 %
Write-downs on mortgage loans                              (192)          (0.2)%
                                                       -------------------------
Total                                                  $ 79,900          100.0 %
                                                       =========================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

         The mortgage loans are typically collateralized by the related properties, and the loan to value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Increases of $192,000, $0 and $62,000 and decreases of $202,000, $62,000 and $0, respectively, were made to the mortgage loan loss reserve for the year ended 1996, 1995 and 1994.

         No investment in any persons or their affiliates exceeded 10% of capital and surplus as of December 31, 1996 and 1995.

         The maximum and minimum lending rates for commercial mortgage loans during 1996 was 9.125% and 7.375%, respectively.

         Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law without the buildings.

         At December 31, 1996, the Company held one mortgage with a carrying value of $621,735 on which interest of $148,180 was more than one year overdue. At December 31, 1995, the Company held mortgages with a carrying value of $621,735 on which interest of $146,674 was more than one year overdue. During 1996, the Company did not reduce interest rates on any outstanding mortgage loans. At December 31, 1996, the Company had no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement. At December 31, 1996, the Company had no outstanding amounts which had been advanced by the Company. Except as noted above at December 31, 1996, the Company had no prior liens outstanding on mortgage loans.

         Due and accrued income was excluded from investment income on mortgage loans where due and unpaid was more then three months. The total amount excluded as of December 31, 1996 was $148,180. There was no amount excluded for 1995.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

3. INVESTMENTS (CONT'D)

[g] The following tables represent a summary of investments held as of December 31, 1996 and 1995:

                                                    DECEMBER 31, 1996
                                                    -----------------

                                         AMORTIZED COST  FAIR VALUE  CARRYING VALUE
                                         ------------------------------------------
                                                  [in thousands of dollars]
Fixed maturities [note 3[c]]                $142,171      $147,774      $142,002
Preferred stocks                                  15            21            15
Common stocks                                  4,442         8,336         8,336
Mortgage loans on real estate                 80,092        87,001        79,900
Policy loans                                  12,264        12,264        12,264
Short-term investments                         5,495         5,495         5,495
                                         ------------------------------------------

Total investments                           $244,479      $260,891      $248,012
                                         ==========================================


                                                    DECEMBER 31, 1995
                                                    -----------------

                                         AMORTIZED COST  FAIR VALUE  CARRYING VALUE
                                         ------------------------------------------
                                                  [in thousands of dollars]
Fixed maturities [note 3[c]]                $125,570      $134,787      $125,398
Preferred stocks                                  16            23            16
Common stocks                                  4,487         7,728         7,728
Mortgage loans on real estate                 74,986        85,245        74,785
Policy loans                                  12,165        12,165        12,165
Short-term investments                         3,200         3,200         3,200
                                         ------------------------------------------

Total investments                           $220,424      $243,148      $223,292
                                         ==========================================



[h] The carrying amounts and fair values of the Company's liabilities for investment type insurance contracts (included with actuarial reserves liability in the balance sheet) are as follows:

                  DECEMBER 31                 1996                 1995
                  -----------           ---------------------------------------
                                         FAIR     CARRYING     FAIR    CARRYING
                                         VALUE      VALUE      VALUE     VALUE
                                         -----      -----      -----     -----
                                               [in thousands of dollars]

            Investment contracts        $24,976    $24,626    $16,342   $14,273

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996


4. FEDERAL INCOME TAXES

The statutory federal income tax provision amount at the statutory rate of 34% differs from the effective tax provision amount as follows:

                                                              YEARS ENDED DECEMBER 31
                                                           1996        1995        1994
                                                           ----------------------------
                                                             [in thousands of dollars]
Computed income taxes at statutory rate                    $425        $194        $ 19
Increase (decrease) in income taxes resulting from:
  Policyholder dividends                                     86          71          17
  Actuarial reserves                                        385         230         306
  Prior year income tax under (over) provision              (29)        111        (181)
  Deferred acquisition cost tax                             232          65         220
  Accrual of bond discount                                 (298)          -           -
  Other                                                    (202)       (137)         98
                                                           ----------------------------
                                                           $599        $534        $479
                                                           ============================


As of December 31, 1996 and 1995, the federal income taxes receivable were $999,000 and $1,588,000, respectively.

During 1996, 1995 and 1994, the Company made cash payments on behalf of federal income taxes of $525,000, $2,116,000 and $850,000, respectively.

5. PARTICIPATING INSURANCE

Participating insurance accounted for 78%, 76% and 75% of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 96%, 96% and 96% of total life insurance premiums during 1996, 1995 and 1994, respectively.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

6. RELATED PARTY TRANSACTIONS

[a] REINSURANCE

Various reinsurance agreements exist between the Company and its Parent, primarily in the form of yearly renewable term treaties for life insurance, and modified coinsurance for annuities. Currently all ceding premiums are reinsured, with the Parent only. Premiums ceded by the Company during 1996 were $4,184,000 [1995 - $1,495,000, 1994 - $1,339,000]. These reinsurance transactions, however, do not relieve the Company of its primary obligation to its policyholders.

Information regarding premiums is as follows:

                                                      YEARS ENDED DECEMBER 31
                                                      -----------------------
                                                     [in thousands of dollars]
                                      Percentage                       Percentage                       Percentage
                                       of Total                         of Total                         of Total
                          1996         Premiums           1995          Premiums           1994          Premiums
                          ----         --------           ----          --------           ----          --------
Direct premiums         $ 41,607         111.2%         $ 24,324          105.6%         $ 37,615          102.5%

Assumed premiums              --            --               216             .9%              431            1.2%

Ceded premiums            (4,184)        (11.2)%          (1,495)          (6.5)%          (1,339)          (3.7)%
                        ----------------------------------------------------------------------------------------

Net premiums for
insurance and
annuity contracts       $ 37,423         100.0%         $ 23,045          100.0%         $ 36,707          100.0%
                        ========================================================================================


Direct premiums above represent premiums earned from sales of individual and group life, health and investment products.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

6. RELATED PARTY TRANSACTIONS (CONT'D)

Information regarding life insurance in force is as follows:


                                                                  AS OF DECEMBER 31
                                                                  -----------------
                                                              [in millions of dollars]
                                                          Percentage of                      Percentage
                                                             Total                            of Total
                                             1996           In Force            1995          In Force
                                             ----           --------            ----          --------
Direct life insurance in force         $1,020,325,000        270.8 %        $924,216,000        236.5 %

Ceded life insurance in
  force                                  (643,492,000)      (170.8)%        (533,402,000)      (136.5)%

                                       --------------------------------------------------------------
Total life insurance in force          $  376,833,000        100.0 %        $390,814,000        100.0 %
                                       ==============================================================



[b] OTHER


In addition to the reinsurance agreements mentioned above, the Company and its Parent have an agreement to provide services for each other. For the years ended December 31, 1996, 1995 and 1994, the net cost of these services to the Company amounted to $1,909,000, $1,611,000 and $1,618,000, respectively. As of December 31, 1996 and 1995, the amounts payable to the Parent were $1,245,000 and $414,000, respectively.

[c] SEPARATE ACCOUNTS

The Company's non-guaranteed separate variable accounts represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated diversified, open-ended management investment company or in shares of four unaffiliated management investment companies.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

6. RELATED PARTY TRANSACTIONS

[c] SEPARATE ACCOUNTS (CONT'D)

Information regarding the separate accounts of the Company is as follows:

                                                                              YEARS ENDED DECEMBER 31
                                                                              1996              1995
                                                                             -------------------------
                                                                             [in thousands of dollars]
Premiums, considerations, or deposits received                               $2,149              $353
Liabilities, including reserves, subject to discretionary
  withdrawal, at market value  with current surrender charges                 3,258               925

[d] SEPARATE ACCOUNT RECONCILIATION

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                            YEARS ENDED DECEMBER 31
                                                        1996          1995         1994
                                                       --------------------------------
                                                           [in thousands of dollars]
    Transfers as reported in the Summary
      of Operations of the Separate
      Accounts Statements:
        Transfers to separate accounts                 $2,149         $353         $217
        Transfers from separate accounts                   47          136           58
                                                       --------------------------------

    Net transfers to (from) separate
      accounts                                          2,102          217          159

    Reconciling Adjustments:
      (a)  Gains/losses transferred                         1            0           (4)
                                                       --------------------------------

    Transfers as reported in the
      Summary of Operations of the
      Life, Accident & Health Annual
      Statement                                        $2,103         $217         $155
                                                       ================================

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

7. REINSURANCE

In addition to the reinsurance ceded to the Parent described in note 6, the Company had until September 1995 assumed business from the Serviceman's Group Life Insurance (SEGLI) program. The premiums assumed on this business for 1995 were $217,000.

8. ACTUARIAL RESERVES

Certain reserving practices for life and annuity reserves are as follows:

[a] The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

         Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

[b] Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies, issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve on rated mortality over that on standard mortality.

[c] At the end of the year, the Company had $254,000,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York.

[d] The Tabular Interest has been determined from the basic data for the calculation of policy reserves.

[e] The Tabular Interest on funds not involving life contingencies was determined by formula.

[f]      There were no significant "Other Increases."

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
December 31, 1996

8. ACTUARIAL RESERVES (CON'T)

Withdrawal characteristics of annuity actuarial reserves and deposit liabilities as at December 31, 1996 are as follows:

                                                                                  AMOUNT           % OF TOTAL
                                                                                  ------           ----------
Subject to discretionary withdrawal with adjustment
  - with market value adjustment                                                         --              --
  - at book value less surrender charge                                        $ 21,974,635            13.9%
                                                                               ------------           -----

Subtotal                                                                         21,974,635            13.9%

Subject to discretionary withdrawal without adjustment
  - at book value (minimal or no charge adjustment)                               4,538,821             2.9%

Not subject to discretionary withdrawal provision                               131,903,204            83.2%
                                                                               ------------           -----

Total annuity actuarial reserves and deposit fund liabilities (gross)           158,416,660           100.0%
                                                                               ------------           -----

Less: reinsurance                                                                        --
                                                                               ------------
Total annuity actuarial reserves and deposit fund liabilities (net)            $158,416,660
                                                                               ============

In March 1995 the NAIC adopted Actuarial Guideline 33 [AG 33] which codified the basic interpretation of CARVM and applies to all individual annuities issued on or after January 1, 1981. The effective date of AG 33 was December 31, 1995. AG 33 required that the reserve held be the greatest actuarial present value of any possible future cash value or other benefit. A three year phase-in period was allowed to recognize any reserve increase as a result of implementation of AG
33. The Company implemented AG 33 effective December 31, 1995, and recognized a decrease in surplus of $170,000 and $233,000 in 1996 and 1995, respectively. The Company anticipates a decrease in surplus of an additional $170,000 in 1997 to complete the phase in of AG 33.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

December 31, 1996

9. MINIMUM CAPITAL AND SURPLUS AND OTHER REGULATORY
   REQUIREMENTS

Under applicable New York insurance law, the Company is required to maintain a minimum capital of $1,000,000 and a surplus at least equal to fifty percent of such capital.

In accordance with statutory requirements, bonds carried at a value of $349,000 and $349,000 were on deposit with insurance regulatory authorities as of December 31, 1996 and 1995, respectively.

10. DERIVATIVE INSTRUMENTS

The Company is party to various derivative instruments limited to contracts to buy or sell U.S. Treasury securities used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company has also entered into a currency swap to hedge its position in a Canadian equity investment. The currency swap is valued at replacement value as at December 31, 1996.

The notional amounts and the carrying amounts of outstanding derivative instruments are as follows:

                                      NOTIONAL AMOUNT               FAIR VALUE              CARRYING VALUE
                                        DECEMBER 31                 DECEMBER 31               DECEMBER 31
                                     1996         1995          1996          1995         1996         1995
                                 --------------------------------------------------------------------------------
                                 [in thousands of dollars]   [in thousands of dollars]  [in thousands of dollars]
Futures (government bonds)           $300          --           $320           --          $321          --
Currency swaps                        503          --            (43)          --           553          --

The Company's investment in derivative instruments may subject it to market risk which is associated with adverse movements in the underlying interest rates, equity prices and commodity prices. Since the Company's investment in derivative instruments is confined to hedging activities, market risk is minimal.

11. POSTRETIREMENT BENEFITS

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the company.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

11. POSTRETIREMENT BENEFITS (CONT'D)

December 31, 1996

In 1995, in accordance with guidance from the NAIC Accounting Policies and Procedures manual, the Company changed its method of accounting for the costs of its retirement benefit plans to an accrual method, and elected to recognize the transition obligation for retirees and fully eligible or vested employees in statutory surplus in the current year. The cumulative effect of recognizing this obligation for unfunded prior years postretirement benefits was a decrease to surplus of $401,000 at January 1, 1995.

Postretirement benefit cost for the year ended December 31, 1996, was $209,000. Postretirement benefit cost includes the expected cost of postretirement benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience. The Company made contributions to the plans of $25,000 in 1996, as claims were incurred.

At December 31, 1996, the postretirement benefit obligation for retirees and other fully eligible or vested plan participants was fully funded. The estimated cost of the benefit obligation for active employees was $275,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.35% and the health care cost trend rate was 10%, graded to 6% over 20 years.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996, by $60,000 and the estimated eligibility cost and interest components of net periodic postretirement benefit cost for 1996 by $8,000.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
        SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA
                                DECEMBER 31, 1996


                                                                         (000's)
                                                                         -------
Investment income earned:
  U.S. Government bonds                                                  $ 3,775
  Other bonds (unaffiliated)                                               6,370
  Preferred  stocks (unaffiliated)                                             1
  Common stocks (unaffiliated)                                               164
  Mortgage loans                                                           7,730
  Real estate                                                                 47
  Premium notes, policy loans and liens                                      722
  Short-term investments                                                     264
  Derivative instruments                                                       1
  Aggregate write-ins for investment income                                   27
                                                                         -------

  Gross investment income                                                $19,101
                                                                         =======


Mortgage loans - book value:
  Residential mortgages                                                  $     3
  Commercial mortgages                                                    80,089
                                                                         -------

  Total mortgage loans                                                   $80,092
                                                                         =======

Mortgage loans by standing - book value:

  Good standing                                                          $79,470
                                                                         =======

  Interest overdue more than three months, not in foreclosure            $   622
                                                                         =======

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
  SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA (CONTINUED)
                                DECEMBER 31, 1996


                                                                         (000's)
                                                                        --------
Bonds and short-term investments by class and maturity:

  Bonds by maturity - statement value:
       Due within one year less                                         $  9,513
       Over 1 year through 5 years                                        26,634
       Over 5 years through 10 years                                      40,589
       Over 10 years through 20 years                                     45,166
       Over 20 years                                                      25,595
                                                                        --------

       Total by maturity                                                $147,497
                                                                        ========

   Bonds and short-term investments by class - statement value:
       Class 1                                                          $118,641
       Class 2                                                            26,463
       Class 3                                                               753
       Class 4                                                               654
       Class 5                                                               672
       Class 6                                                               314
                                                                        --------

       Total by class                                                   $147,497
                                                                        ========

Total by bonds publicly traded                                          $100,329
                                                                        ========

Total by bonds privately placed                                         $ 47,168
                                                                        ========

Preferred stocks - statement value                                      $     15
                                                                        ========

Common stocks - market value                                            $  8,336
                                                                        ========

Short term investments - book value                                     $  5,495
                                                                        ========

Collar, swap and forward agreements open - statement value              $    553
                                                                        ========

Futures contracts open - current value                                  $    320
                                                                        ========

Cash on deposit                                                         $  2,027
                                                                        ========

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
  SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA (CONTINUED)
                                DECEMBER 31, 1996

                                                                         (000's)
                                                                        --------
Life insurance in force:

       Ordinary                                                         $374,478
                                                                        ========

       Group life                                                       $  6,769
                                                                        ========

Amount of accidental death insurance in force
  under ordinary policies                                               $ 13,927
                                                                        ========

Life insurance policies with disability provisions in force:

       Ordinary                                                         $    592
                                                                        ========

       Group life                                                       $  6,553
                                                                        ========

Supplementary contracts in force:
       Ordinary - not involving life contingencies income payable       $    128
                                                                        ========

       Ordinary - involving life contingencies income payable           $    435
                                                                        ========

Annuities:
     Ordinary:
       Immediate - amount of income payable                             $ 12,450
                                                                        ========
       Deferred - not fully paid - account balance                      $ 16,965
                                                                        ========

     Group:
       Amount of income payable                                         $  2,156
                                                                        ========
       Fully paid - account balance                                     $  1,361
                                                                        ========

Accident and health insurance - premiums in force:
       Ordinary                                                         $     15
                                                                        ========

       Group                                                            $  6,135
                                                                        ========

Deposit funds and dividend accumulations:
       Dividend accumulations - account balance                         $ 54,674
                                                                        ========

Claim payments 1996:
       Group accident and health
         Prior to 1992                                                  $     41
                                                                        ========

       Other accident and health
         Prior to 1992                                                  $      9
                                                                        ========

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK

               NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY
                              BASIS FINANCIAL DATA

                                DECEMBER 31, 1996



Note - Basis of Presentation


The accompanying schedule presents selected statutory-basis financial data as of December 31, 1996 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in Canada Life Insurance Company of New York's 1996 Statutory Annual Statement as filed with New York Insurance Department.

                                     PART C



                               OTHER INFORMATION

PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements


     All required financial statements are included in Part B of this Registration Statement.



(b) Exhibits

    (1)  Resolution of the Board of Directors of Canada Life Insurance
         Company of New York authorizing establishment of the Variable Account
         1.


    (2)  Not applicable.


    (3)  (a) Form of Distribution Agreement
         (b) Form of Selling Agreement


    (4)  (a) Form of Annuity Policy
         (b) Riders and Endorsements

    (5)  Form of Application


    (6) (a) Certificate of Incorporation of Canada Life Insurance Company of New York.
         (b) By-Laws of Canada Life Insurance Company of New York
         (c) Amendment to the By-Laws of Canada Life Insurance Company of New York passed by the Board on November 19, 1993.


    (7)  Not applicable



8)   (a)(a)  Participation Agreement Between Canada Life Series Fund and
             Canada Life of New York
     (a)(b) Participation Agreement Between Dreyfus Corporation and Canada Life of New York
     (a)(c) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life of New York
     (a)(d) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life of New York
     (a)(e) Participation Agreement Between Fidelity Distributors Corporation and Canada Life of New York



     (a)(f) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of New York
     (b)    Service Agreement




    (9)  Opinion and Consent of Counsel



    (10) (a) Consent of Counsel


         (b) Consent of Independent Counsel
         (c) Consent of Independent Auditors

    (11) No financial statements were ommited from Item 23.


    (12) Not applicable

    (13) Not applicable

Item 25.  Directors and Officers of the Depositor


      Name and Principal
      Business Address          Positions and Offices with Depositor
      ------------------        ------------------------------------
      David A. Nield (1)        Chairman and Director
      D. Allen Loney (2)        President and Director
      Paul R. McCadam (3)       Vice-President and Chief Operating Officer
      Mary L. Craft (2)         Director of Administration
      Dr. Robert W. Lund (2)    Medical Director
      Donald K. Cooper (3)      Director of Marketing
      William S. McIlwaine (2)  Director of Group Sales
      Don D. Myers (2)          Accounting Officer
      Gary M. Haddow (2)        Administrative Officer
      Kenneth T. Ledwos (2)     Actuary
      Sergio Benedetti (2)      Marketing Actuary
      Janet G. Deskins(2)       Marketing Actuary
      John W. Pratt (2)         Actuarial Associate
      M. G. Libenson(1)         Internal Auditor
      David A. Hopkins (2)      Secretary
      Roy W. Linden (1)         Assistant Secretary
      George N. Isaac (1)       Treasurer
      Edward P. Ovsenny (1)     Assistant Treasurer
      Brian J. Lynch (1)        Assistant Treasurer
      Wendy M. Michaud (3)      Chief Underwriter
      Gordon N. Farquhar (4)    Director
      Christopher T. Green (5)  Director
      Alfred F. Kelly (6)       Director
      William E. Kelly (7)      Director
      William B. Morris (9)     Director
      Harry Van Benschoten (10) Director
      Julius Vogel (11)         Director
      Robert R. Beck (3)        Regional Director of Marketing
      Kevin A. Phelan (1)       Assistant Treasurer
      Henry A. Rachfalowski (1) Treasurer
      David M. Weingartner (3)  Director of Marketing



(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, GA, USA 30339.
(3)  The business address is 500 Mamaroneck Avenue, Harrison, New York, USA
     10528.
(4)  The business address is 43 Meadow Avenue, Weekapaug, Rhode Island, USA
     02891
(5) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(6)  The business address is 232 Crestwood Avenue, Tuckahoe, New York, USA 10707
(7)  The business address is 320 Park Avenue, New York, New York, USA 10022.
(8) The business address is 4 Glenellen Drive East, Toronto, Ontario, Canada M8Y 2G5
(9)  The business address is 9 West 57th Street, New York, New York, USA 10019
(10) The business address is 105 Seminary Street, New Canaan, Connecticut, USA 06840
(11) The business address is 72 Colt Road, Summit, New Jersey, USA 07901

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                     PERCENT OF                            PRINCIPAL
NAME                                 JURISDICTION    VOTING SECURITIES OWNED               BUSINESS
----                                ---------------  -----------------------               --------
The Canada Life Assurance Company       Canada       Mutual Company                        Life and Health
                                                                                           Insurance

Adason Properties Limited               Canada       Ownership of all voting securities    Property Management
                                                     through Canada Life

Canada Life Irish Operations            England      Ownership of all voting securities    Life and Health
Limited                                              through Canada Life                   Insurance

Canada Life Unit Trust Managers         England      Ownership of all voting securities    Unit Trust Management
Limited                                              through Canada Life Irish
                                                     Operations

Canada Life Mortgage Services Ltd.      Canada       Ownership of all voting securities    Mortgage Portfolios
                                                     through Canada Life

The CLGB Property Company Limited       England      Ownership of all voting securities    Real Estate Investment
                                                     through Canada Life Irish Operations

CLASSCO Benefit Services Limited        Canada       Ownership of all voting securities    Administrative
                                                     through Canada Life                   Services

Canada Life Casualty Insurance          Canada       Ownership of all voting securities    Property and Casualty
Company                                              through Canada Life Insurance         Insurance

Canada Life Investment Management       Canada       Ownership of all voting securities    Investment Counseling
Limited                                              through Canada Life

Sherway Centre Limited                  Canada       Ownership of all voting securities    Real Estate Broker
                                                     through Canada Life

The Canada Life Assurance Company   Rep. of Ireland  Ownership of all voting securities    Life and Health
of Ireland Limited                                   through Canada Life Irish Operations  Insurance

Canlife - IBI Investment Services   Rep. of Ireland  Ownership of 50% of voting            Unit Trust Management
Limited                                              securities through Canada Life Ass.
                                                     (Ireland) Limited and 50% by the
                                                     Investment Bank of Ireland

Canada Life Financial Services          England      Ownership of all voting securities    Life Insurance
Company Limited                                      through Canada Life Irish Operations

F.S.D. Investments Ltd.             Rep. of Ireland  Ownership of all voting securities    Unit Fund Sales and
                                                     through Canada Life Assurance         Management
                                                     (Ireland) Limited

Canada Life Insurance Company of          US         Canada Life                           Life and Health
America                                                                                    Insurance

Canada Life of America Financial        Georgia      Ownership of all voting securities    Broker Dealer
Services Inc.                                        through CLICA

Canada Life of America Series          Maryland      Ownership of all voting securities    Mutual Fund
Fund, Inc.                                           through CLICA

CLMS Realty Ltd.                        Canada       99% of the common shares and 100%     Realtor
                                                     of the convertible preference
                                                     shares are owned by Canada Life

                                                     PERCENT OF                            PRINCIPAL
NAME                                 JURISDICTION    VOTING SECURITIES OWNED               BUSINESS
----                                ---------------  -----------------------               --------
Canada Life Pension & Annuities     Rep. of Ireland  Ownership of all voting securities    Life Assurance
(Ireland) Limited                                    through Canada Life Assurance
                                                     (Ireland) Limited

CLAI Limited                        Rep. of Ireland  Ownership of all voting securities    Holding, Service,
                                                     through Canada Life Ireland           Management, and
                                                     Holdings Limited                      Investment Company

The Canada Life Assurance           Rep. of Ireland  Ownership of all voting securities    Life Insurance,
(Ireland) Limited                                    through CLAI Limited and the Canada   Pension, and Annuity
                                                     Life Assurance Company of Ireland

CL Capital Management, Inc.             Georgia      Ownership of all voting securities    Investment Advisor
                                                     through CLICA

Canada Life Capital Corporation         Canada       Ownership of all voting securities    External Sources of
Inc.                                                 through Canada Life                   Capital

Canada Life Securing Corporation        Canada       Ownership of all voting securities    Holding Company
Inc.                                                 through Canada Life

The Canada Life Group (UK) Limited      England      Ownership of all voting securities    Holding Company
                                                     through Canada life

Canada Life Holdings (UK) Limited       England      The Canada Life Group (UK) Limited    Holding Company

The Canada Life Assurance Company       England      The Canada Life Group (UK) Limited    Life and Health
of Great Britain Limited                                                                   Insurance

Canada Life Management (UK)             England      The Canada Life Group (UK) Limited    Unit Trust Sales &
Limited                                                                                    Management

Canada Life Group Services (UK)         England      The Canada Life Group (UK) Limited    Administrative
Limited                                                                                    Services

Canada Life Trustee Services (UK)       England      The Canada Life Group (UK) Limited    Trustee Services
Limited

Canada Life Ireland Holdings            Ireland      Canada Life Irish Operations Limited  Holding Company
Limited

Item 27.  Number of Policy Owners

          As of December 31, 1996 there are 22 owners of Nonqualified Policies and 43 owners of Qualified Policies.

Item 28.  Indemnification



In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indenmify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power (and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinon of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 29. Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company act of 1940.

The following table provides certain information with respect to each director and officer of CLAFS.



            NAME AND PRINCIPAL         POSITIONS AND OFFICES
            BUSINESS ADDRESS             WITH UNDERWRITER
            ------------------  -----------------------------------

            D.A. Loney**        Chairman and Director
            D.A. Hopkins**      Secretary
            D.V. Rough*         Treasurer
            F. D'Ambra**        President and Director

            R.W. Linden*        Assistant Secretary
            K.T. Ledwos*        Administrative Officer and Director
            K.J. Fillman**      Administrative Officer
            D.D. Myers**        Accounting Officer
            B. Smith**          Administrative Officer


-------------------

*   The business address is 330 University Avenue, Toronto, Ontario, Canada
    M5G1RS.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.




Item 30.  Location of Accounts and Records
          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLNY at its Home Office at 500 Mamaroneck Avenue, Harrison, New York 10528 and at 6201 Powers Ferry Rd., N.W., Atlanta, GA 30339.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statment of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLICA at the address or phone number listed in the Prospectus.

     (d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

     (e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

          (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

          (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

          (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions inmposed by Section 403(b)(11) to the attention of such individuals;

          (4) Obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

      (f) "Canada Life Insurance Company of New York hereby represents that fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York".

                                   SIGNATURES



  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment Number 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 24th day of April, 1997.


                            CANADA LIFE INSURANCE COMPANY OF NEW YORK
                            VARIABLE ANNUITY ACCOUNT 1


                            By /s/ D. A. Loney
                               -----------------------------------------
                               D. A. Loney, President
                               Canada Life Insurance Company of New York


                            CANADA LIFE INSURANCE COMPANY OF NEW YORK


                            By /s/ D. A. Loney
                               -----------------------------------------
                            D. A. Loney, President



  As required by the Securities Act of 1933, this Post-Effective Amendment Number 11 has been signed by the following persons in the capacities and on the dates indicated.




       SIGNATURE                     TITLE                     DATE
       ---------                     -----                     ----
  /s/ D. A. Nield                    Chairman and Director     04/24/97
  ----------------------------
  D. A. Nield

  /s/ D. A. Loney                    President and Director    04/24/97
  ----------------------------
  D. A. Loney


  /s/ G. N. Farquhar                 Director                  04/24/97
  ----------------------------
  G. N. Farquhar

  /s/ C. T. Greene                   Director                  04/24/97
  ----------------------------
  C. T. Greene


  /s/ A. F. Kelly                    Director                  04/24/97
  ----------------------------
  A. F. Kelly


  /s/ W. E. Kelly                    Director                  04/24/97
  ----------------------------
  W. E. Kelly

  /s/ W. B. Morris                   Director                  04/24/97
  ----------------------------
  W. B. Morris

  /s/ H. Van Benschoten              Director                  04/24/97
  ----------------------------
  H. Van Benschoten

  /s/ J. Vogel                       Director                  04/24/97
  ----------------------------
  J. Vogel

                                 EXHIBIT INDEX


EXHIBIT DESCRIPTION OF EXHIBIT

1 Resolution of the Board of Directors of Canada Life Insurance Company of New York (CLNY) Authorizing Establishment of the Variable Account 1



3 (a)  Form of Distribution Agreement

3 (b)  Form of Selling Agreement

4 (a)  Form of Annuity Policy

4 (b)  Riders and Endorsements

5      Form of Application

6 (a)  Certificate of Incorporation of Canada Life Insurance Company of New
       York.

6 (b)  By-Laws of Canada Life Insurance Company of New York

6 (c)  Amendment to By-Laws of Canada Life Insurance Company of New York



8) (a)(a) Participation Agreement Between Canada Life Series Fund and Canada Life of New York
   (a)(b) Participation Agreement Between Dreyfus Corporation and Canada Life of New York
   (a)(c) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life of New York
   (a)(d) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life of New York
   (a)(e) Participation Agreement Between Fidelity Distributors Corporation and Canada Life of New York
   (a)(f) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of New York
   (b)    Service Agreement

9         Opinion and Consent of  Counsel

10 (a)    Consent of Counsel

10 (b)    Consent of Independent Counsel

10 (c)    Consent of Independent Auditors

13        Sample Performance Data Calculatiion